                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
-------------------------------------------------------------------------------

                          MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) MFS HIGH INCOME SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS High Income Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 93.1%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                   $   1,430,000         $    1,419,275
---------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                 497,000                542,351
---------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 6.375%, 2015##                                                               770,000                764,225
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375%, 2011                                                                 2,425,000              2,403,781
---------------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                                                  805,000                801,981
---------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                            905,000                828,075
---------------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                                                    870,000                987,450
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                                                    1,005,000              1,025,100
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                                       1,540,000              1,016,400
---------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                     760,000                794,200
---------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 6.625%, 2015##                                                                  260,000                264,550
---------------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                                              2,570,000              1,773,300
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                          2,230,000              2,163,100
---------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625%, 2013##                                                       430,000                412,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,196,588
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                                                 $     675,000         $      715,500
---------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                                   230,000                241,500
---------------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                                890,000                932,275
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,889,275
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                       $     354,101         $      302,881
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                           278,051                240,513
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2020                                                           478,824                414,341
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                           783,913                681,756
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,639,491
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                             $     895,000         $      988,975
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                                    485,000                494,700
---------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875%, 2015##                                                                   245,000                235,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,718,875
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, "D", 10.875%, 2019+**                                           $      74,078         $          222
---------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                                    290,000                254,475
---------------------------------------------------------------------------------------------------------------------------------
ARCap, Inc., "H", 6.1%, 2045##                                                                     906,493                852,103
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.2916%, 2026                                                   1,366,658              1,468,763
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.7816%, 2029##                                                 2,000,000              1,823,828
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2013##                                           550,000                551,174
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.75%, 2030##                                630,000                665,419
---------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                                             846,250                808,845
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                              750,000                716,250
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                                   750,000                769,652
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9079%, 2034##                                    704,000                760,136
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,670,867
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                              $   1,035,000         $      807,300
---------------------------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.5%, 2013                                                                         1,425,000                954,750
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.625%, 2008                                                              1,094,000              1,069,250
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                  845,000                788,453
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                                                      675,000                651,761
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                     1,055,000                982,398
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                     3,297,000              2,867,875
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                               2,266,000              1,767,480
---------------------------------------------------------------------------------------------------------------------------------
INTERMET Corp., 9.75%, 2009**                                                                      790,000                126,400
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                          1,015,000              1,009,439
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 5.75%, 2014                                                                            820,000                684,700
---------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2013##                                                                     1,520,000              1,322,400
---------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                         1,745,000              1,762,450
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                                 793,000                860,405
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                    419,000                472,423
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,127,484
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                                          $     810,000         $      785,700
---------------------------------------------------------------------------------------------------------------------------------
CCH I LLC, 11%, 2015##                                                                           3,469,096              3,365,023
---------------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                      500,000                493,750
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                       1,582,000              1,344,700
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                                                          503,000                363,417
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                       510,000                512,550
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                   940,000                947,050
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                   965,000                972,237
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7%, 2012##                                                                     935,000                883,575
---------------------------------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007**                                                        310,000                396,800
---------------------------------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, "B", 11.875%, 2007**                                                   455,000                582,400
---------------------------------------------------------------------------------------------------------------------------------
FrontierVision Operating Partners LP, 11%, 2006**                                                1,000,000              1,360,000
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                               1,030,000              1,022,275
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 8.75%, 2032                                                                    780,000                891,150
---------------------------------------------------------------------------------------------------------------------------------
Videotron Telecomm, 6.375%, 2015##                                                                 205,000                204,488
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,125,115
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012                                                         $     510,000         $      554,625
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                               $     878,000         $      948,240
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                  744,000                684,480
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                1,288,000                721,280
---------------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 7.25%, 2013##                                                              745,000                774,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,128,800
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                            $     965,000         $    1,010,838
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                   550,000                558,250
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 6.625%, 2016                                                                  640,000                601,600
---------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                              815,000                808,888
---------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                                                             350,000                306,250
---------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                                               700,000                651,000
---------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                                                               430,000                421,400
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                        2,540,000              2,698,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,056,976
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                                $     945,000         $    1,066,668
---------------------------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                                           742,000                825,475
---------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                            869,000                616,990
---------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                        1,222,000                855,400
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                               630,000                686,700
---------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                                                      1,100,000              1,078,000
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                        1,202,000              1,236,558
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                                                         975,000                933,563
---------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                    640,000                755,200
---------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                    1,539,000              1,050,368
---------------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                  EUR       45,000                 57,074
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                            $     720,000                754,200
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                             1,360,000              1,516,400
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                             350,000                357,875
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                            705,000                723,506
---------------------------------------------------------------------------------------------------------------------------------
Nell AF S.a.r.L., 8.375%, 2015##                                                                   455,000                444,763
---------------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp., 6.5%, 2012                                                                 1,030,000              1,000,388
---------------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                                   770,000                818,125
---------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                        2,000,000              1,890,000
---------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                    565,000                615,850
---------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                                                     645,000                625,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,908,753
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015##                                                       $   1,180,000         $    1,144,600
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                      1,135,000              1,217,145
---------------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                                              400,000                414,000
---------------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2015                                                            835,000                755,675
---------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 7.875%, 2013                                                              1,175,000              1,160,313
---------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 6.625%, 2015                                                                635,000                574,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,266,408
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013                                         $     885,000         $      927,037
---------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012                                                              1,095,000              1,067,625
---------------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                       410,000                407,950
---------------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375%, 2009                                               1,120,000                918,400
---------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011                                                       1,140,000              1,074,450
---------------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                                         EUR    1,440,000              1,956,221
---------------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                                                $   1,125,000              1,195,313
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017##                                                          1,135,000              1,146,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,693,346
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                  $   1,485,000         $    1,722,600
---------------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                                                        1,155,000              1,238,738
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Packaging Corp., 13%, 2010                                                                270,000                128,250
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                 465,000                488,250
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  650,000                676,000
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                                                 1,095,000              1,100,475
---------------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                                             540,000                588,600
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625%, 2009#                                                                       123,392                129,562
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                            823,000                390,925
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,463,400
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                              $   1,025,000         $    1,014,750
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 5.875%, 2015                                                    870,000                841,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,856,475
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                   $   1,490,000         $    1,519,800
---------------------------------------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014                                                             155,000                142,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,662,400
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                  $     530,000         $      654,550
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                                      1,000,000              1,315,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,969,550
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2018                                                         $     385,000         $      407,715
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                           609,000                661,374
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                   220,000                279,400
---------------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                          408,000                768,998
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,117,487
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                                            $     885,000         $      924,825
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                                                1,350,000              1,417,500
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                            1,025,000              1,030,125
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                            1,075,000              1,101,875
---------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75%, 2013##                                                       655,000                640,263
---------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                                                115,000                114,425
---------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6%, 2015##                                                                 205,000                200,900
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                    1,125,000              1,165,724
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                             825,000                858,000
---------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                                1,175,000              1,236,688
---------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 6.875%, 2017##                                                                 385,000                390,294
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,080,619
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                               $     905,000         $    1,055,820
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                          $     759,000         $      721,050
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012                                                            1,150,000              1,155,750
---------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.5%, 2013                                                                        335,000                342,956
---------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014                                                     1,140,000              1,108,650
---------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                     1,170,000              1,152,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,480,856
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                         $   1,370,000         $    1,534,400
---------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                      750,000                765,938
---------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011                                                                   970,000                989,400
---------------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                                                EUR      475,000                616,728
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,906,466
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                                                      $   2,065,000         $    2,101,137
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                           1,635,000              1,659,525
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375%, 2013                                                              2,790,000              3,110,850
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.75%, 2029                                                                 745,000                799,013
---------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 9.5%, 2013                                                1,570,000              1,475,800
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                             1,035,000                972,900
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015#,##**                                                        EUR    1,736,228              1,857,692
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                           $   1,070,000              1,075,350
---------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011                                                            1,730,000              1,738,650
---------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                              615,000                584,250
---------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                                850,000                756,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,131,667
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                                                    $     985,000         $    1,029,325
---------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                                   1,355,000              1,360,081
---------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%, 2008                                                          545,000                596,094
---------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                        1,695,000              1,887,806
---------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp., 5.25%, 2014                                                                  850,000                736,052
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                   1,240,000              1,266,350
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015                                                                   1,200,000              1,164,000
---------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                                955,000              1,052,888
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                       580,000                630,750
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                   1,585,000              1,703,875
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                   1,850,000              1,757,500
---------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75%, 2015                                                            325,000                318,500
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                          700,000                700,000
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                          955,000                983,650
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                       2,205,000              2,287,688
---------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012                                                                675,000                671,625
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                          2,425,000              2,643,250
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                  845,000                845,000
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.875%, 2016##                                                               65,000                 65,894
---------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                 1,050,000              1,004,063
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,704,391
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Acco Brands Corp., 7.625%, 2015##                                                            $     455,000         $      450,450
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                          1,190,000              1,297,100
---------------------------------------------------------------------------------------------------------------------------------
Da-Lite Screen Co., Inc., 9.5%, 2011                                                               945,000                996,975
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                1,395,000              1,391,513
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                       2,385,000              1,764,900
---------------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015##                                                            725,000                710,500
---------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                                               1,590,000              1,558,200
---------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014                                                           1,115,000              1,137,300
---------------------------------------------------------------------------------------------------------------------------------
Wesco Distribution, Inc., 7.5%, 2017##                                                             915,000                912,713
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,219,651
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                      $     750,000         $      744,255
---------------------------------------------------------------------------------------------------------------------------------
Marsh & Mclennan Cos., Inc., 5.75%, 2015                                                           600,000                593,723
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,337,978
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                      $     420,000         $      403,200
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                              1,330,000              1,406,475
---------------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                                                  905,000                954,775
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                         530,000                567,100
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                           545,000                585,875
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                          180,000                181,800
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                                   735,000                709,275
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                                  610,000                588,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,397,150
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015##                                                      $   1,120,000         $    1,106,000
---------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                 2,130,000              1,214,100
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                         750,000                759,375
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                          875,000                887,031
---------------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014                                                  1,135,000              1,117,975
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.75%, 2014                                                 235,000                246,162
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015##                                            1,120,000              1,122,800
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                          2,370,000              2,540,235
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                          3,390,000              3,353,900
---------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp., 7.625%, 2012                                                                  1,110,000              1,037,850
---------------------------------------------------------------------------------------------------------------------------------
Lifecare Holdings, Inc., 9.25%, 2013##                                                             985,000                847,100
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015##                                                         465,000                480,113
---------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015                                                               1,195,000              1,144,213
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014                                                             1,325,000              1,384,625
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015##                                                              845,000                853,450
---------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7%, 2013                                                                  1,165,000              1,179,563
---------------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                                  935,000              1,047,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,321,692
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                                                         $   1,335,000         $    1,281,600
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                                             $   1,265,000         $    1,302,950
---------------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5%, 2008#                                                               108,343                 86,674
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                               1,485,000              1,475,719
---------------------------------------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014                                                                1,075,000              1,048,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,913,468
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                               $   1,135,000         $    1,398,366
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015##                                                         465,000                452,793
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                                 875,000                909,802
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                   2,220,000              2,214,450
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                2,185,000              2,283,325
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                     573,000                600,826
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 5.6%, 2014                                                     1,203,000              1,198,766
---------------------------------------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                                                        920,000                910,800
---------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP, 6.25%, 2015##                                                          445,000                446,113
---------------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                     705,000                749,063
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                  965,000              1,010,838
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.75%, 2031                                                                   355,000                384,288
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,559,430
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05%, 2011                                                                      $     860,000         $      968,575
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.75%, 2031                                                                            595,000                753,418
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                                785,000                773,225
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                         1,531,000              1,680,272
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                           885,000                849,600
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                              350,000                354,812
---------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                    515,000                558,775
---------------------------------------------------------------------------------------------------------------------------------
Espirit Telecom Group PLC, 10.875%, 2008**                                                          50,000                      0
---------------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                             740,000                715,950
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013##                                               415,000                423,300
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                                                            890,000                896,675
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                                                            545,000                565,438
---------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                         1,445,000              1,376,363
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                        1,650,000              1,720,125
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                        1,460,000              1,595,050
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010                                                                3,655,000              4,184,975
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                              $   1,515,000         $    1,533,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,950,491
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                         $   1,175,000         $    1,248,438
---------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                                   910,000              1,011,238
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                                         1,030,000              1,153,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,413,276
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011                                                              $   1,460,000         $    1,460,000
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                           520,000                556,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,016,400
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                                                 $     920,000         $      893,550
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                     990,000              1,009,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,903,350
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                           $   1,397,000         $    1,383,030
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc., 9.625%, 2012                                                                   $     700,000         $      750,750
---------------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc., 7.875%, 2013                                                                         560,000                540,400
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                                  975,000              1,140,750
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          3,025,000              2,382,187
---------------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                                                   132,000                144,375
---------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                                             EUR      955,000              1,214,117
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                          $   1,195,000              1,186,038
---------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                                       860,000                900,850
---------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8%, 2013                                                                         1,035,000              1,042,763
---------------------------------------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                                                              795,000                769,163
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,071,393
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                                 $   1,460,000         $    1,529,350
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                                                   392,000                423,360
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                      195,000                226,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,178,910
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                                           $     970,000         $      984,550
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                            $   1,220,000         $    1,226,100
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                    1,525,000              1,570,750
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                 970,000              1,090,037
---------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 10.75%, 2015##                                                  630,000                592,200
---------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                                                          1,225,000              1,036,656
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012##                                                                     615,000                611,925
---------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 8%, 2010                                                                  940,000              1,026,950
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                                                     1,080,000              1,101,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,256,218
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                        $   1,025,000         $    1,048,063
---------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                                                          $   1,165,000         $    1,074,713
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013##                                                                   515,000                543,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,618,038
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007**                                       $      35,000         $            0
---------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                     1,400,000              1,547,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,547,000
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12%, 2009                                                            $   1,144,000         $    1,266,980
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                                 460,000                483,000
---------------------------------------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                                                                 690,000                733,125
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                     615,000                691,875
---------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 9.875%, 2012                                                        345,000                377,775
---------------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 1%, 2008**                                                                    475,000                      0
---------------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, "B", 1%, 2009**                                                               150,000                      0
---------------------------------------------------------------------------------------------------------------------------------
HELLAS V, 8.5%, 2013                                                                      EUR      100,000                120,220
---------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.3488%, 2012                                                            $     155,000                161,200
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         5,115,000              5,236,057
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                              1,475,000              1,482,375
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                  795,000                856,613
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                                 760,000                798,000
---------------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                      970,000              1,115,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,322,720
---------------------------------------------------------------------------------------------------------------------------------
TIRE & RUBBER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014                                               $   1,245,000         $    1,045,800
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015##                                                           1,810,000              1,782,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,828,650
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                            $   1,025,000         $    1,050,625
---------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015##                                                 775,000                792,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,843,063
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                                           $     680,000         $      697,000
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 9.625%, 2012                                                                             365,000                396,025
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                                 928,000                858,400
---------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                            375,000                384,844
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,336,269
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                     $   2,125,000         $    2,326,875
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                              615,000                674,963
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                                   1,020,000              1,147,500
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                        1,015,000                606,462
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                     1,360,000              1,513,000
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                              685,000                746,650
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 10.125%, 2013##                                                             525,000                585,375
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                 310,000                352,877
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       1,038,000              1,096,787
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   1,475,000              1,570,528
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                              1,740,000              1,937,925
---------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                            725,000                853,688
---------------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015                                                                     730,000                719,529
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                 1,240,000              1,252,694
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                       1,555,000              1,656,075
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                              850,000                869,125
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                             450,000                470,250
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                                  200,000                196,500
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                               865,000                938,525
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                275,000                303,875
---------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012                                                              560,000                569,800
---------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                                                             720,000                793,620
---------------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 7%, 2012                                                                      1,000,000              1,055,000
---------------------------------------------------------------------------------------------------------------------------------
Tenaska Alabama Partners LP, 7%, 2021##                                                            477,392                483,365
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                                  1,120,000              1,139,600
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                           3,220,000              3,056,833
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,917,421
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                                        $  329,055,545
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                      16,300         $    1,220,218
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                           2,399         $      160,253
---------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                              48,467              1,112,318
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,272,571
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                                                   59,326         $       41,368
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive*                                                                                      82         $            0
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   26,500         $      721,065
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                                                             2,125         $            0
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                                   539         $       94,864
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                               18         $          432
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                             13,583         $      352,751
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                                                 1,752         $        4,634
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $    3,707,903
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 5.25%                                                                         72,523         $    1,253,197
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%                                                                     63         $      428,400
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14%#*                                                                     150         $            0
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                                               1,995         $      200,498
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                                                    1,200         $       31,812
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                                      5         $            9
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks                                                                                             $      660,719
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%                                                  STRIKE PRICE   FIRST EXERCISE        SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Telephone Services)*                           0.00          8/01/00           550         $            0
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                 0.14          1/28/97           100                      0
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                 0.14          1/28/97           200                      0
---------------------------------------------------------------------------------------------------------------------------------
Ono Finance (Broadcast & Cable TV)*                                    0.00          5/31/09           525                      0
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                           0.01          5/25/00           110                      1
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc. (Consumer Goods & Services)*               0.01          8/08/96           129                      0
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                       52.00         12/31/02            29                     29
---------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                        20.78          5/29/03           507                     76
---------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                      45.24          9/16/00           175                 12,425
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "A" (Telephone Services)*                     6.25          5/27/03           253                     89
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "B" (Telephone Services)*                     7.50          5/27/03           189                     45
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "C" (Telephone Services)*                    10.00          5/27/03           189                     42
---------------------------------------------------------------------------------------------------------------------------------
Total Warrants                                                                                                     $       12,707
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.88%, due 10/03/05 <                                                $   9,983,000         $    9,980,848
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $  344,670,919
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.5%                                                                                   8,840,130
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  353,511,049
---------------------------------------------------------------------------------------------------------------------------------

 < The rate shown represents an annualized yield at time of purchase. * Non-income producing security.
** Non income producing security - in default. # Payment-in-kind security.
## SEC Rule 144A restriction.
 ~ As of September 30, 2005 the series had 11 securities representing $221,264 and 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
 + Restricted securities are not registered under the Securities Act of 1933 (excluding 144A issues). The following restricted securities (excluding 144A issues) are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.

                                                      ACQUISITION      ACQUISITION            CURRENT           TOTAL % OF
SECURITY                                                 DATE              COST             MARKET VALUE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, "D", 10.875%, 2019         3/13/96           $74,078              $222                0.0%

Abbreviations:
ADR = American Depository Receipt
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
                EUR= Euro

See attached schedules.

 For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS HIGH INCOME SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                             $349,166,560
                                                                           ============
Gross unrealized depreciation                                              $ (8,964,982)
Gross unrealized appreciation                                                 4,469,341
                                                                           ------------
Net unrealized appreciation (depreciation)                                 $ (4,495,641)
                                                                           ============

(2) FINANCIAL INSTRUMENTS
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are netted by currency.

                                                                                              NET UNREALIZED
             CONTRACTS TO                                                    CONTRACTS        APPRECIATION
             DELIVER/RECEIVE     SETTLEMENT DATE       IN EXCHANGE FOR       AT VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
SALES
-----
EUR             7,347,873       10/04/05-11/22/05        $  8,984,518       $ 8,846,887          $137,631
                                                         ============       ===========          ========
PURCHASES
---------
EUR             3,470,029          10/04/2005            $  4,207,647       $ 4,172,466          $(35,181)
                                                         ============       ===========          ========

At September 30, 2005 the series had sufficient cash and/or securities to cover any commitments under all derivative contracts.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED
WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION
CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) NEW DISCOVERY SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS New Discovery Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.0%
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Maidenform Brands, Inc.*                                                                           230,390         $    3,167,863
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"^                                                                   158,770         $    3,631,070
---------------------------------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.^*                                                                219,090              3,244,723
---------------------------------------------------------------------------------------------------------------------------------
Intervest Bancshares Corp.*                                                                         46,700              1,025,065
---------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                                174,000              5,724,600
---------------------------------------------------------------------------------------------------------------------------------
MetroCorp Bancshares, Inc.                                                                          40,410                945,594
---------------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., "A"^*                                                                                 47,800              1,816,878
---------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.^                                                                  114,400              1,876,160
---------------------------------------------------------------------------------------------------------------------------------
Signature Bank*                                                                                    308,520              8,326,955
---------------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                          398,740              5,865,465
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,456,510
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Life Sciences Holdings*                                                                   208,800         $    1,037,736
---------------------------------------------------------------------------------------------------------------------------------
Applera Corp.^*                                                                                    278,820              3,382,087
---------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.^*                                                                             65,870              1,762,022
---------------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.^*                                                                   208,610              2,457,426
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                                  134,200              6,636,190
---------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.^*                                                                   101,380              1,597,749
---------------------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.^*                                                                      81,840              1,829,124
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,702,334
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                         95,880         $    3,000,085
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.^*                                                                   35,160         $    2,546,287
---------------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc.^*                                                                       221,240              3,008,864
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,555,151
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.^*                                                           121,430         $    4,662,912
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                       70,510              5,498,370
---------------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc.^*                                                                               138,860              6,487,539
---------------------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.^*                                                                          175,700              5,198,963
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                45,130              3,882,985
---------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.^*                                                                       1,222,680              5,220,844
---------------------------------------------------------------------------------------------------------------------------------
Heartland Payment Systems, Inc.*                                                                   169,910              4,054,053
---------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"*                                                                      189,900              5,180,472
---------------------------------------------------------------------------------------------------------------------------------
SIRVA, Inc.^*                                                                                      649,690              4,846,687
---------------------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc.^*                                                                                  88,840              1,528,936
---------------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.^*                                                                    403,390              7,430,444
---------------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.^*                                                              255,000              9,080,550
---------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp.*                                                                              279,810              6,041,098
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   69,113,853
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                                 291,700         $    4,920,979
---------------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.^                                                                                 159,690              2,890,389
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,811,368
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
Kronos, Inc.^*                                                                                     118,360         $    5,283,590
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                         143,630             10,095,753
---------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.^*                                                                                     120,430              6,015,479
---------------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.^*                                                                             387,890              8,463,760
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                                                  1,533,810              7,960,474
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.^*                                                                           1,850,200             15,467,672
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   53,286,728
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.^                                                                        289,650         $    7,136,976
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.^                                                                           380,720         $    5,116,877
---------------------------------------------------------------------------------------------------------------------------------
Trex Co., Inc.^*                                                                                   102,100              2,450,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,567,277
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.^*                                                                   103,400         $    5,102,790
---------------------------------------------------------------------------------------------------------------------------------
PlanetOut, Inc.^*                                                                                  167,280              1,411,843
---------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                                                           125,400             11,852,808
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,367,441
---------------------------------------------------------------------------------------------------------------------------------
Containers - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.^*                                                                                  80,000         $    3,796,800
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Dionex Corp.^*                                                                                     111,880         $    6,069,490
---------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"^                                                              356,930             11,839,368
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,908,858
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 8.5%
---------------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                                                    357,200         $    3,697,020
---------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                                 83,440              3,365,970
---------------------------------------------------------------------------------------------------------------------------------
Applied Films Corp.^*                                                                              459,280              9,644,880
---------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                                 2,447,700              5,071,187
---------------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                                                   324,365              8,323,206
---------------------------------------------------------------------------------------------------------------------------------
Entegris, Inc.*                                                                                    486,275              5,494,908
---------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc.^*                                                                                 234,630              5,354,257
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                                 858,130              7,560,125
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.^*                                                                                    170,200              8,212,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   56,723,703
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                                                       561,570         $    8,170,844
---------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.^*                                                                            616,000              7,860,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,031,004
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
DreamWorks Animation, Inc., "A"^*                                                                  215,000         $    5,946,900
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc.^*                                                                              260,640         $    4,456,944
---------------------------------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc.                                                                           171,550              3,518,491
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,975,435
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                                                 467,090         $    5,530,346
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                             219,340         $    2,028,895
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic Cos. Group, Inc.^                                                                         124,950         $    1,581,867
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                                  538,896         $   11,020,423
---------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.^*                                                              185,070              4,088,196
---------------------------------------------------------------------------------------------------------------------------------
THQ, Inc.^*                                                                                        508,009             10,830,752
---------------------------------------------------------------------------------------------------------------------------------
Ubisoft Entertainment S.A.*                                                                         63,830              3,329,595
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,268,966
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.^                                                                                      509,590         $   15,323,371
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Allion Healthcare, Inc.*                                                                           287,950         $    5,185,979
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.^                                                                   209,100              4,025,175
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,211,154
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 17.7%
---------------------------------------------------------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc.^*                                                              91,350         $    2,949,691
---------------------------------------------------------------------------------------------------------------------------------
Adeza Biomedical Corp.^*                                                                           125,800              2,190,178
---------------------------------------------------------------------------------------------------------------------------------
Align Technology, Inc.^*                                                                           449,330              3,019,498
---------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                                                     558,610             16,551,614
---------------------------------------------------------------------------------------------------------------------------------
Atricure, Inc.*                                                                                    304,450              4,231,855
---------------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.^*                                                                                  786,650              9,125,140
---------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                                 148,590              4,433,926
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                       448,094             12,031,324
---------------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc.^*                                                                             157,930              4,570,494
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                             61,000              3,785,050
---------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.^ ###*                                                                     124,973              8,358,194
---------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc.*                                                                                     101,900              2,796,136
---------------------------------------------------------------------------------------------------------------------------------
Merit Medical Systems, Inc.^*                                                                      360,000              6,386,400
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.^*                                                                                  136,870              8,607,754
---------------------------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc.*                                                                       249,920              4,985,904
---------------------------------------------------------------------------------------------------------------------------------
NeuroMetrix, Inc.^*                                                                                209,000              6,221,930
---------------------------------------------------------------------------------------------------------------------------------
ResMed, Inc.*                                                                                       55,300              4,404,645
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                                   580,550             10,310,568
---------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.^*                                                                    100,170              3,813,472
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  118,773,773
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                 139,920         $    5,125,270
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.*                                                                            367,200         $    4,663,440
---------------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc., "A"^*                                                                               102,360              3,274,496
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,937,936
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
ScanSoft, Inc.^*                                                                                 1,203,734         $    6,415,902
---------------------------------------------------------------------------------------------------------------------------------
Zebra Technologies Corp., "A"^*                                                                     85,600              3,346,104
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,762,006
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc.^*                                                                   414,580         $    2,064,608
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                                              140,790              3,754,869
---------------------------------------------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.^*                                                                    246,510              1,873,476
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                                 417,340             13,588,590
---------------------------------------------------------------------------------------------------------------------------------
PRA International^*                                                                                 92,380              2,800,038
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,081,581
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., "A"*                                                                  65,970         $    3,245,724
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.^*                                                                          121,500         $    3,858,840
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                          184,300              5,757,532
---------------------------------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc.^*                                                                             83,200              1,110,720
---------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                                                  214,400              9,611,552
---------------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc.^*                                                                  184,700              8,466,648
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,805,292
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 8.2%
---------------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.^*                                                                   470,690         $    9,027,834
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.^*                                                                                314,600              6,685,250
---------------------------------------------------------------------------------------------------------------------------------
Audible, Inc.^*                                                                                    180,170              2,214,289
---------------------------------------------------------------------------------------------------------------------------------
Build-A-Bear Workshop, Inc.^*                                                                      153,000              3,411,900
---------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                                                     121,400              3,796,178
---------------------------------------------------------------------------------------------------------------------------------
Celebrate Express, Inc.^*                                                                           70,770                990,072
---------------------------------------------------------------------------------------------------------------------------------
Citi Trends, Inc.*                                                                                 171,880              3,752,140
---------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc.^*                                                                      133,500              4,019,685
---------------------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc.^*                                                                      72,850              1,620,913
---------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                                  244,100              3,749,376
---------------------------------------------------------------------------------------------------------------------------------
Monro Muffler Brake, Inc.^                                                                          39,900              1,048,173
---------------------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.^*                                                                       307,180              1,941,378
---------------------------------------------------------------------------------------------------------------------------------
Sharper Image Corp.^*                                                                              265,300              3,342,780
---------------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.^                                                                             264,190              6,834,595
---------------------------------------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                                                179,190              2,648,428
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   55,082,991
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  650,307,458
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.85%, due 10/03/05 <                                        $  19,774,000         $   19,769,771
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.5%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               157,817,216         $  157,817,216
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $  827,894,445
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (23.5)%                                                                             (157,731,818)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  670,162,627
---------------------------------------------------------------------------------------------------------------------------------


  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.
### All or a portion of the security has been segregated as collateral.

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS NEW DISCOVERY SERIES
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $789,800,363
                                                                  ============
Gross unrealized appreciation                                     $ 71,679,839
Gross unrealized depreciation                                      (33,585,757)
                                                                  ------------
Net unrealized appreciation (depreciation)                        $ 38,094,082
                                                                  ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) INVESTORS GROWTH STOCK SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Investors Growth Stock Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 95.9%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                               22,140         $    1,351,426
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                              22,070              1,199,505
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           83,200              4,313,088
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,864,019
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard^                                                                                       3,300         $      582,791
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                                 5,990         $      494,001
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                     28,960              2,365,453
---------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                           34,190              1,934,128
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,793,582
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                               51,050         $    2,472,862
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                49,300         $    2,478,804
---------------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.(S)(S)*                                                                    6,760                242,008
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                     64,110              2,918,287
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                         23,220                765,796
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                          150,540              8,074,966
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                              26,517              2,253,715
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., GDR^                                                    2,600                136,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,870,336
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                       109,650         $    8,735,815
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                     7,100                597,891
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                      60,240              4,315,594
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                             150,190              7,323,264
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                             26,650                838,142
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                    22,330                751,404
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,562,110
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^                                                                         44,030         $      604,532
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                                 75,060              2,205,263
---------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                                                  38,480              1,137,854
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                            24,040              1,723,908
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                     90,900              1,417,131
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                                46,210              1,225,951
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                   62,390              2,059,494
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                     39,310                948,550
---------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., "A"^*                                                             6,200                222,642
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,545,325
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                           8,650         $    2,917,645
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           18,330              2,228,561
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                     1,600                175,504
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                       5,000                582,400
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                           20,550              1,260,742
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,164,852
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                122,080         $    3,108,157
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       196,140              5,438,962
---------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.^                                                                                       36,150              1,483,957
---------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                       20,170                925,198
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                                  9,220                793,289
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., ADR^                                                                     20,800              1,545,024
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,294,587
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                              42,850         $    3,143,476
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                         5,690                357,048
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,500,524
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                                 97,700         $    2,916,345
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                             25,400                617,728
---------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.*                                                                                   11,800                479,906
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                         22,600                894,960
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                    510,880             13,144,942
---------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.^*                                                                                       9,240                461,538
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                      670,650              8,309,354
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    345,456              7,828,033
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   34,652,806
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                               59,530         $    3,191,403
---------------------------------------------------------------------------------------------------------------------------------
CDW Corp.^                                                                                          26,170              1,541,936
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                        237,550              8,124,210
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                8,510                682,672
---------------------------------------------------------------------------------------------------------------------------------
LG Philips LCD Co. Ltd., ADR^*                                                                      57,540              1,183,022
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,723,243
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                            51,690         $    3,431,699
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                               64,590              3,409,706
---------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                        36,340              2,114,988
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                78,020              4,639,069
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                               31,730                966,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,561,682
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                          9,470         $      654,756
---------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.^                                                                                       8,600                462,938
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                               232,120              7,815,480
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                            188,930              5,261,701
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,194,875
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                                 14,760         $      595,418
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                80,550              2,991,627
---------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                             26,800                454,528
---------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp., ADR^                                                                            46,683                605,012
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                        236,680              5,834,162
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                    22,680              1,105,877
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                       5,100                235,161
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                                 109,770                967,074
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                         5,020              2,828,711
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                   10,400              2,958,800
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                      48,700              2,349,775
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                   150,510              1,237,192
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                             90,460              3,066,594
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                       170,570              4,750,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,980,306
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Arch Coal, Inc.^                                                                                     6,560         $      442,800
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                 14,920              1,117,508
---------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.^                                                                                   8,310                424,392
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,984,700
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                  17,120         $    2,354,000
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                      11,800                824,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,178,938
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                          152,050         $    4,410,970
---------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                        13,600                590,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,001,890
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                               79,000         $      796,777
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                       26,220              1,132,442
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                         67,260              3,102,704
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                           3,595              1,052,737
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      141,380              8,017,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,102,320
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR^                                                               7,600         $      101,840
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                               33,130         $    3,388,205
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                      87,780         $    4,387,244
---------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                   141,100                782,458
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                       12,680                547,776
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,717,478
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                          33,790         $      671,407
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                       92,590              4,646,166
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                        96,960              5,035,133
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                              180,260              7,898,993
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,251,699
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                            39,200         $    2,203,040
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                    42,380              3,213,252
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,416,292
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                  93,090         $    5,767,856
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                       26,950              1,209,247
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,977,103
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                         43,560         $    1,794,672
---------------------------------------------------------------------------------------------------------------------------------
Expedia, Inc.^*                                                                                     46,225                915,717
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                                   8,610              2,724,721
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                      129,310              4,375,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,810,960
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                                   19,666         $      402,170
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                             112,040              6,373,956
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,776,126
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                   30,380         $    1,784,825
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                           23,160              1,906,763
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,691,588
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.^                                                                              31,200         $    1,979,328
---------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                                  40,030              1,998,698
---------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                                                       3,220                279,915
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                     26,410              1,024,972
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                           20,450                979,964
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,262,877
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                                         22,320         $    2,854,282
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                            22,490                525,591
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                        17,900                966,958
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                             51,490              3,194,954
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                    120,780              6,476,224
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                             87,480              4,094,064
---------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.*                                                                       14,390                568,549
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                       31,770              1,321,632
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                              37,360              2,573,730
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,575,984
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR^                                                                              6,600         $      225,588
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                     15,750                690,795
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      916,383
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                               824,780         $   14,788,305
---------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                          28,370                745,280
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                     257,270              4,973,029
---------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                      38,400                848,256
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                    27,700                468,407
---------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                                           22,000                368,691
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                     230,310             10,306,373
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,498,341
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                     15,840         $      570,082
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                 30,420              1,387,760
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                     50,550              3,463,686
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.*                                                                        2,200                144,760
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         24,710              1,691,647
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                           15,400                512,974
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,770,909
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                         550,650         $    7,125,411
---------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                                   14,500                885,225
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                            45,480              1,079,695
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,090,331
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 11.4%
---------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                                   42,670         $    5,927,808
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                112,900              4,786,960
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                       9,920                908,870
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                    148,540              7,949,861
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  237,130             15,005,586
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                     11,830                977,765
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                           151,730              5,070,817
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              265,300             12,275,431
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   52,903,098
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                                               7,170         $      344,447
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                               5,000         $      202,800
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                                   3,300         $       88,143
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                           2,600                 81,224
---------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                            11,500                420,900
---------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.*                                                                     6,000                268,980
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      859,247
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series I^                                                                                14,100         $    1,734,864
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       72,640         $    3,481,635
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                            16,060         $      645,291
---------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                                                      21,400                669,178
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                    42,270              1,612,178
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   72,440              4,665,136
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                     141,000              3,070,980
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                      125,435              2,674,274
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                      57,310              1,173,709
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,510,746
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR, "L"                                                               124,530         $    3,277,630
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                 72,280         $    1,718,818
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                         55,320         $    4,820,032
---------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                    17,210              1,189,727
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,009,759
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                          15,300         $      251,379
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  446,572,287
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                20,810,580         $   20,810,580
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.80%, dated 9/30/05, due 10/03/05, total to be received $18,783,946
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                     $  18,778,000         $   18,778,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $  486,160,867
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.4)%                                                                               (20,672,284)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  465,488,583
---------------------------------------------------------------------------------------------------------------------------------

(S)(S) When-issued security. Security represents the series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     * Non-income producing security.
     ^ All or a portion of this security is on loan.
     ~ As of September 30, 2005, the series had one security representing $2,478,804 and 0.5% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

  Abbreviations:
  ADR = American Depository Receipt
  GDR = Global Depository Receipt

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES

SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $481,015,969
                                                                 ============
Gross unrealized appreciation                                    $ 32,421,699
Gross unrealized depreciation                                     (27,276,801)
                                                                 ------------
Net unrealized appreciation (depreciation)                       $  5,144,898
                                                                 ============

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) STRATEGIC INCOME SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Strategic Income Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 95.3%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                   $     175,000         $      173,688
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375%, 2011                                                                    95,000                 94,169
---------------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                                                   45,000                 44,831
---------------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                                                     51,000                 57,885
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015#                                                                        90,000                 91,800
---------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                     115,000                120,175
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                                    100,000                 91,002
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                                                   37,000                 43,267
---------------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                                                120,000                 82,800
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                            145,000                140,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      940,267
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                     $      87,101         $       75,751
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                             $      45,000         $       49,725
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 10.1%
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                              $     336,000         $      342,983
---------------------------------------------------------------------------------------------------------------------------------
ARCap, Inc., "H", 6.1%, 2045#                                                                      100,000                 94,000
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.0071%, 2029                                                     122,044                131,162
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.4971%, 2029#                                                     85,000                 77,513
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                                 20,000                 19,836
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009#                                                            34,951                 34,235
---------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040#                                                                              137,000                130,945
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                              153,000                146,115
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                         185,000                184,475
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan Corp., 6.5%, 2014#                                                           250,000                215,234
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.7867%, 2025^                                                     676,479                113,701
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 0.957%, 2043^#                         2,374,801                100,309
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.5029%, 2035^                                 5,023,556                 97,590
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029#                                   153,000                167,786
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                                  153,027                175,414
---------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.496%, 2033                                                 186,715                199,690
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6546%, 2034#                                     147,000                158,722
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9556%, 2030^                           1,534,358                 43,803
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.18%, 2009                                                        140,000                145,799
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                        185,000                188,928
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.4835%, 2039^#                                             1,332,449                 92,750
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                       163,368                168,554
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.8095%, 2031^                                              1,446,413                 24,511
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities IV Ltd., FRN, 6.1356%, 2031#                                             140,000                142,450
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.3601%, 2013#                                 171,000                187,044
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities, Inc., FRN, 7.1004%, 2032#                                    224,179                246,259
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032#                                                            273,378                280,942
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,910,750
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014#                                                               $      10,000         $        7,800
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                  195,000                177,140
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                       169,000                157,370
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                 282,000                219,960
---------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                           120,000                121,200
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                                  36,000                 39,060
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                      6,000                  6,765
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      729,295
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Banco Do Estado de Sao Paulo, 8.7%, 2049#                                                    $      77,000         $       78,155
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014#                                       164,000                165,230
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049#                                                          103,000                101,126
---------------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 5.59%, 2012#                                               100,000                 97,012
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049#                                      100,000                 96,253
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                               102,000                102,072
---------------------------------------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 5.87%, 2010#                                                               114,000                115,425
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007#                                                      14,000                 15,050
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                                                       20,000                 21,500
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                          20,000                 21,900
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014#                                                         167,000                173,948
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                      93,000                108,122
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014#                                                                  100,000                103,500
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                  70,000                 76,864
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049#                                   125,000                146,924
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,423,081
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014#                                                  $     160,000         $      160,800
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                   165,000                166,238
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                                  50,000                 49,625
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                                   50,000                 53,875
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                     109,000                100,553
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                81,000                 99,618
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                      68,000                 85,127
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      715,836
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                   $     100,000         $      105,151
---------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                                  40,000                 42,400
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                  105,000                 58,800
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                   70,000                 64,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      270,751
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                            $     185,000         $      193,788
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                    20,000                 20,300
---------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                              150,000                148,875
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                          160,000                170,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      532,963
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                                     $     143,000         $      159,088
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                               100,000                109,000
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                           90,000                 92,588
---------------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                  EUR       10,000                 12,683
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                         $     125,000                139,375
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                              55,000                 56,238
---------------------------------------------------------------------------------------------------------------------------------
Nalco Finance Holdings LLC, 0% to 2009, 9% to 2014                                                  75,000                 55,313
---------------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp., 6.5%, 2012                                                                    60,000                 58,275
---------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                          130,000                122,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      805,410
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                  $      80,000         $       85,790
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012                                                          $     110,000         $      107,250
---------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011                                                         105,000                 98,963
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      206,213
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                     $      55,000         $       60,225
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Packaging Corp., 13%, 2010                                                                 15,000                  7,125
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                  85,000                 89,250
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  165,000                171,600
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                            100,000                 47,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      375,700
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015#                                                      $     139,000         $      137,087
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                                    170,000                168,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      305,387
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                   $     100,000         $      102,000
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013#                                                                   $     110,000         $      135,850
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                          100,000                123,500
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034#                                                                         109,000                143,335
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                                                    83,000                 92,130
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                   133,000                162,593
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022#                                                               100,000                123,242
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                                115,000                141,728
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      922,378
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2018                                                         $     156,000         $      165,204
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                           120,000                130,320
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 4.25%, 2024                                                            120,000                115,650
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, FRN, 4.3125%, 2012                                                     219,885                216,323
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 4.005%, 2012                                                           329,000                262,032
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                    75,000                 95,250
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                                                         250,880                243,354
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                              33,000                 37,538
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                                70,000                 88,725
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                       200,000                190,380
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                                                       400,000                357,000
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                       52,000                 79,316
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 5% to 2007, 7.5% to 2030                                                        95,000                109,155
---------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                         53,000                 81,223
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                                117,000                127,121
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                                265,000                321,313
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                   63,000                 78,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,698,654
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                        $     100,000         $      100,500
---------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75%, 2013#                                                        115,000                112,413
---------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                                                 15,000                 14,925
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                      170,000                176,154
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                              70,000                 72,800
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 6.5%, 2008                                                            69,000                 70,846
---------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                                   70,000                 73,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      621,313
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                    $      73,000         $       80,848
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                          $     101,000         $       95,950
---------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014                                                        55,000                 53,488
---------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                       150,000                147,750
---------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                      70,000                 82,498
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      379,686
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                       $     130,000         $      131,950
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375%, 2013                                                                115,000                128,225
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                                                 115,000                118,306
---------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 8.5%, 2011                                                  120,000                117,600
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding PLC, 7.75%, 2015                                                              EUR       95,000                 99,362
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                           $      95,000                 95,475
---------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                                110,000                 97,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      788,818
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                               $     110,000         $      110,413
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                      90,000                 91,913
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015                                                                      90,000                 87,300
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                     195,000                209,625
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                          120,000                123,600
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                              95,000                102,838
---------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012                                                                 85,000                 84,575
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                            100,000                109,000
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                   85,000                 85,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,004,264
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011#                                                       $     145,000         $      158,050
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                   80,000                 79,800
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                         115,000                 85,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      322,950
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                              $     389,000         $      371,418
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                                                    EUR      105,000         $      139,368
---------------------------------------------------------------------------------------------------------------------------------
Willis Group North America, Inc., 5.625%, 2015                                               $      44,000                 43,717
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      183,085
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 15.6%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                                         CAD       45,000         $       40,223
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                   EUR      489,000                604,683
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                  EUR       95,000                119,889
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                  EUR       63,000                108,367
---------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                                      AUD      131,000                106,480
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                                         CAD       43,000                 40,211
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                                       NZD       85,000                 61,035
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                                     NZD      640,000                460,600
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6%, 2015                                                       NZD      185,000                129,340
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                       EUR      263,000                330,755
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                       EUR      286,000                358,415
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Norway, 6.5%, 2013                                                             NOK      413,000                 75,993
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                EUR      288,000                373,856
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                             EUR      279,000                381,779
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                           EUR      222,000                283,195
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                             EUR      454,000                553,621
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                         EUR       44,000                 61,583
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                           EUR      387,000                484,331
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                              EUR       20,000                 32,554
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                          EUR      511,000                636,685
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                           EUR       34,000                 45,983
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                      GBP      191,000                356,415
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                         GBP      159,000                366,153
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,012,146
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                          $     100,000         $      105,750
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                    59,000                 65,933
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                          85,000                 90,950
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                          125,000                126,250
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                                   105,000                101,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      490,208
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015#                                                       $      45,000         $       44,438
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                              67,000                 74,405
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                          35,000                 35,438
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                            160,000                158,296
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      312,577
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                                             $      15,000         $       15,450
---------------------------------------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035#                                                                       100,000                 98,032
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                                 10,000                 10,425
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                         91,000                 90,090
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                             90,000                 94,050
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                       67,000                 73,533
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      381,580
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2034                                                                  $     813,380         $      829,809
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2020 - 2035                                                                    1,418,235              1,430,730
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,260,539
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                               $      35,000         $       37,832
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                   192,000                221,489
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                      60,000                 59,850
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                  110,000                114,950
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                               $      72,000         $       75,496
---------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                       135,000                145,923
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                  205,000                214,738
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      870,278
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                     $     168,000         $      184,380
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8%, 2010                                               58,000                 65,756
---------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                     60,000                 65,100
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 8.735%, 2014                                                                            100,000                111,500
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010                                                                  105,000                120,225
---------------------------------------------------------------------------------------------------------------------------------
TDC AS, 3.875%, 2011                                                                      EUR       90,000                101,089
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4.875%, 2010                                                         $      26,000                 25,752
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                                                       EUR       96,000                120,008
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                              $      60,000                 60,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      854,560
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                                     $     120,000         $      134,400
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                     $     140,000         $      149,800
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc., 9.625%, 2012                                                                   $     100,000         $      107,250
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                                   100,000                108,750
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                   142,000                156,733
---------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014#                                              EUR       80,000                101,706
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                          $     135,000                133,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      608,427
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                $      25,000         $       29,000
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                $     125,000         $      128,750
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012#                                                                       25,000                 24,875
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                  113,000                105,630
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                                                       115,000                117,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      376,555
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                 $     135,000         $      149,175
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                            $      84,000         $       94,710
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., 5.75%, 2015                                                            114,000                114,395
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                                  70,000                 73,500
---------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                              125,000                 96,250
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                      90,000                101,250
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008#                                                              101,000                108,954
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                           195,000                199,615
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                  110,000                118,525
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                                 110,000                115,500
---------------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                       50,000                 57,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,080,199
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                            $     114,000         $      116,850
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                      $     190,000         $      188,347
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2007                                                                            400,000                397,470
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                         154,361                163,291
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                         215,243                216,863
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                         97,677                 96,327
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                         245,238                245,322
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                          86,000                 87,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,394,660
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008                                                             $     635,000         $      618,976
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                   53,000                 52,087
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                             76,314                 74,364
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3%, 2012                                                                 86,928                 94,595
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                                367,943                375,863
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                            273,186                269,942
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,485,827
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015#                                                                         $     175,000         $      192,063
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012#                                                      185,000                208,125
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                              173,000                205,496
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                       100,000                111,250
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                             97,000                104,518
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                        66,000                 80,138
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010#                                                                80,000                 87,200
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                  13,000                 14,798
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                         177,000                187,024
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp., 4.9%, 2015                                                                           120,000                113,617
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                      94,000                100,088
---------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                               70,000                 72,625
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                   105,000                106,075
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                         168,000                178,920
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014#                                                                     180,000                183,150
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                             190,000                180,357
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,125,444
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                                        $   36,734,558
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                                                                1,380         $       50,301
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0%
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                                                      275         $        7,290
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 3.88%, due 10/03/05 <                                           $   1,344,000         $    1,343,710
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $   38,135,859
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                                     399,444
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   38,535,303
---------------------------------------------------------------------------------------------------------------------------------

  < The rate shown represents an annualized yield at time of purchase.
  # SEC Rule 144A restriction.
  ^ Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

    FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
    TIPS = Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. Dollars unless otherwise indicated. A list of abbreviations is shown below:

          AUD= Australian Dollar
          CAD= Canadian Dollar
          DKK= Danish Krone
          EUR= Euro
          GBP= British Pound
          NOK= Norwegian Krone
          NZD= New Zealand Dollar

Country Weightings
-------------------------------------------
United States                         60.6%
-------------------------------------------
Russia                                 3.5%
-------------------------------------------
Switzerland                            3.5%
-------------------------------------------
Germany                                3.2%
-------------------------------------------
Mexico                                 3.0%
-------------------------------------------
Ireland                                2.5%
-------------------------------------------
Great Britain                          2.5%
-------------------------------------------
Spain                                  2.0%
-------------------------------------------
France                                 2.0%
-------------------------------------------
Other                                 17.2%
-------------------------------------------

Percentages as based on total net assets as of September 30, 2005.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS STRATEGIC INCOME SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 9/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                           $38,034,267
                                                                         ===========
Gross unrealized appreciation                                            $   807,017
Gross unrealized depreciation                                               (705,425)
                                                                         -----------
Net unrealized appreciation                                              $   101,592
                                                                         ===========


(2) Financial Instruments

Forward Foreign Currency Exchange Contracts
Sales and Purchases in the table below are netted by currency.

                                                                                                    NET UNREALIZED
                CONTRACTS TO                                                        CONTRACTS        APPRECIATION
              DELIVER/RECEIVE        SETTLEMENT DATE         IN EXCHANGE FOR        AT VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
SALES
-----
              AUD     238,938        10/5/05-12/7/05           $  183,029          $  182,121         $     908
              EUR   5,658,724       10/4/05-11/22/05            6,910,268           6,812,831            97,437
              GBP     404,974           11/2/05                   728,953             713,649            15,304
              NZD   1,831,825        10/5/05-12/7/05            1,260,522           1,266,333            (5,811)
                                                               ----------          ----------         ---------
                                                               $9,082,772          $8,974,934         $ 107,838
                                                               ==========          ==========         =========

PURCHASES
---------
              AUD      96,902        10/5/05-12/7/05           $   74,075          $   73,912         $    (163)
              DKK      33,657           11/15/05                    5,554               5,434              (120)
              EUR   2,889,988        10/4/05-12/5/05            3,499,715           3,475,445           (24,270)
              NOK     698,351           11/22/05                  109,101             106,822            (2,279)
              NZD     870,535           10/5/05                   603,194             603,367               173
                                                               ----------          ----------         ---------
                                                               $4,291,639          $4,264,980         $ (26,659)
                                                               ==========          ==========         =========

At September 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $38,218 with Merrill Lynch International.

At September 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING
INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE
PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) MFS MID CAP GROWTH SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Mid Cap Growth Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.5%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.^*                                                                                64,500         $    1,907,910
---------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.^                                                                               22,400              2,544,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,452,550
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Gentex Corp.                                                                                        47,100         $      819,540
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                                 45,500         $    1,496,950
---------------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., "A"^*                                                                                 18,600                706,986
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                           49,300              2,644,452
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,848,388
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                                    40,000         $    1,978,000
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                      46,850              3,356,334
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                             103,930              5,067,627
---------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.*                                                                        45,800                622,422
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                             31,150                979,668
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                    67,900              2,284,835
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,288,886
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.                                                                         191,160         $    2,624,627
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                            41,220              2,955,886
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                                67,560              1,792,367
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,372,880
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                          10,200         $    3,440,460
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                            22,700              1,905,892
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                    49,599              5,440,514
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,786,866
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 11.2%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                        72,830         $    2,851,295
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       195,070              5,409,291
---------------------------------------------------------------------------------------------------------------------------------
Brink's Co.                                                                                         31,100              1,276,966
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                       55,280              4,310,734
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.^*                                                                                 72,730              3,987,786
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                45,810              3,941,492
---------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"^*                                                                      79,600              2,171,488
---------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                                                           79,070              2,428,240
---------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                       54,600              2,024,568
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,401,860
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                                105,100         $    3,137,235
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                             87,250              2,121,920
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                          50,800              2,011,680
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    376,645              8,534,776
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,805,611
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                         36,300         $    1,113,684
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                            47,570         $    3,158,172
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                        44,300              1,542,969
---------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.*                                                                      8,700                429,345
---------------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.^*                                                               35,900              1,851,722
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,982,208
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                                                        52,550         $    2,446,203
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.^                                                                                30,200              1,900,184
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,346,387
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                               138,670         $    5,150,204
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                    78,730              3,838,875
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                      77,940              3,593,813
---------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                                                           106,400              2,668,512
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                                 285,800              2,517,898
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                      58,900              2,841,925
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                       199,420              5,553,847
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,165,074
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                  13,500         $    1,856,250
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                               22,400         $    2,290,848
---------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                                                  73,300                867,872
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,158,720
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp.                                                                                48,400         $    1,551,704
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology^                                                                     112,770              3,044,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,596,494
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                              90,640         $      838,420
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                       36,700              1,841,606
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,680,026
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                       71,600         $    2,308,384
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                              65,840         $    3,745,638
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                           33,600         $    1,784,160
---------------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                                              92,560              3,636,682
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,420,842
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                     69,710         $    2,705,445
---------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings*                                                               51,000              2,484,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,189,655
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 10.1%
---------------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                     38,340         $    2,531,590
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                       210,552              5,653,321
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                        75,140              4,059,063
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                             44,100              2,736,405
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                    29,760              1,871,606
---------------------------------------------------------------------------------------------------------------------------------
ResMed, Inc.*                                                                                       14,600              1,162,890
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                             72,200              3,378,960
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                                    74,410              1,321,522
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                       69,400              2,887,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,602,397
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                  12,050         $      441,031
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp. ##                                                                               10,300                376,981
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      818,012
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                         105,840         $    2,780,417
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                           104,400              2,483,676
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,264,093
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                     66,820         $    2,404,852
---------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                           32,300              1,504,857
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                 47,350              2,160,107
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.^*                                                                      57,200              3,763,760
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                           75,400              2,511,574
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,345,150
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.*                                                                  5,800         $      173,536
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                            54,600              1,296,204
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,469,740
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                      36,500         $    3,344,130
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                                84,400              2,250,948
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                                 156,660              5,100,850
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                            51,800              1,731,156
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,427,084
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"^                                                                            2,800         $    2,247,000
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                         106,565         $    3,329,091
---------------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.*                                                               71,900              1,847,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,176,921
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       46,800         $    2,243,124
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.^*                                                                                 71,300         $    1,515,125
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                            82,500              3,314,850
---------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.^*                                                                                 36,800              1,354,240
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                     130,930              2,851,655
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                     130,810              2,678,989
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.*                                                                             41,200              1,211,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,926,139
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                                         351,554         $    8,771,272
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                       23,380         $    1,327,516
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  244,958,391
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.88%, due 10/03/05, <                                              $   8,223,000         $    8,221,227
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 12.9%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, Net Asset Value                                   32,712,511         $   32,712,511
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $  285,892,129
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (12.7)%                                                                              (32,125,852)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  253,766,277
---------------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of September 30, 2005, one security representing $376,981 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. ADR = American Depository Receipt.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS MID CAP GROWTH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 9/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                    $258,331,129
                                                                  ============
Gross unrealized appreciation                                     $ 36,979,032
Gross unrealized depreciation                                       (9,418,032)
                                                                  ------------
Net unrealized appreciation                                       $ 27,561,000
                                                                  ============

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) RESEARCH BOND SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Research Bond Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.6%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                   $      90,000         $       89,325
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                  152,000                187,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      276,665
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                     $      68,163         $       65,885
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                                            82,306                 80,703
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      146,588
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013#                                                              $     137,000         $      140,292
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                              $      90,000         $       91,871
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.007%, 2029                                                      180,000                193,448
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                        250,000                245,439
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                    50,000                 50,666
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013#                                                  88,000                 88,188
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                   65,000                 67,078
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                   50,000                 53,330
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., FRN, 1.0101%, 2030^                                        1,480,036                 49,531
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                                 20,000                 19,836
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009#                                                            26,872                 26,754
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033#                                                     92,000                 94,559
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                            216,352                223,464
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                         100,000                 99,716
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., FRN, 7.6179%, 2032                                                  110,000                120,109
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009#                                                           87,000                 84,930
---------------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008#                                                           94,961                 93,863
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                              60,000                 57,846
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.7867%, 2025^                                                     415,382                 69,816
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029#                                    65,000                 71,282
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                              60,000                 56,645
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6546%, 2034#                                     110,000                118,771
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 4.305%, 2042                                      183,329                179,987
---------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, FRN, 4.3188%, 2040                                                            78,000                 78,341
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                           95,000                 93,812
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                          135,428                134,326
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                          170,000                170,159
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                     105,000                111,331
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9556%, 2030^                             938,737                 26,799
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                        145,000                148,078
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030#                                                        115,000                120,639
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                        124,379                128,016
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.5867%, 2030^#                                             2,297,589                 44,737
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.8095%, 2031^                                              1,257,402                 21,308
---------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, 4.532%, 2035                                                   350,000                345,889
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                   150,000                148,263
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities IV Ltd., 6.1356%, 2031#                                                  100,000                101,750
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XIX Ltd., 4.1838%, 2035#                                                 100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.3601%, 2013#                                 125,000                136,728
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.07%, 2035#                                               221,987                221,982
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032#                                                             52,657                 54,114
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                         170,000                171,069
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,514,470
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                            $     112,000         $      104,505
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                                193,000                187,810
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                       173,000                150,483
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.125%, 2013                                                                  41,000                 34,953
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                  46,000                 35,880
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                             90,000                 89,507
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      603,138
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                                  $      86,000         $      119,765
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014#                                        92,000                 92,690
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                                  315,000                351,780
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, FRN to 2049#                                                      69,000                 80,872
---------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011#                                                        102,000                104,550
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049#                                                          174,000                170,834
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049#                                      123,000                118,392
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                          163,000                162,120
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                               135,000                135,096
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049#                                              163,000                171,670
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                         106,000                116,070
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014#                                                         153,000                159,365
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049#                                                   51,000                 55,525
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                            98,000                 96,727
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                  121,000                128,131
---------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85%, 2049#                                                                     111,000                109,555
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049#                                                 97,000                102,104
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                 129,000                141,649
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049#                                    45,000                 52,893
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                        82,000                 81,026
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                       164,000                184,950
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                     165,000                177,571
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,913,335
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.65%, 2035                                                                   $      80,000         $       74,781
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                      363,000                397,529
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                72,000                 88,549
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                     185,000                231,596
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      792,455
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                  $     184,000         $      194,418
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                       165,000                178,757
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      373,175
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                   $     135,000         $      141,954
---------------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                                93,000                102,194
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      244,148
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                $      62,000         $       64,122
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                 $      80,000         $       87,483
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                                             $     133,000         $      133,665
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010#                                                     $     168,000         $      165,905
---------------------------------------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                                                  165,000                183,958
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      349,863
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                          $      35,000         $       37,363
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                              140,000                144,200
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.875%, 2011                                                                     109,000                116,519
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                     85,000                 94,662
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      392,744
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                               $      77,000         $       89,832
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                 $     111,000         $      112,247
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                      115,000                123,526
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      235,773
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                                                 $      55,000         $       54,229
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                                          40,000                 42,107
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                                                     46,000                 50,031
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      146,367
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013#                                                         $     130,000         $      129,957
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                                           $     130,000         $      133,738
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                     105,000                110,363
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      244,101
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015#                                                  $     144,000         $      142,353
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015                                                                     110,000                106,700
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                     115,000                109,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      358,303
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                              $     193,000         $      184,277
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.75%, 2014                                                              102,000                106,888
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      291,165
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
ACE INA Holdings, Inc., 5.875%, 2014                                                         $     116,000         $      118,006
---------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                            135,000                133,966
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                              90,000                 90,016
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      341,988
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                          $      90,000         $       95,175
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                                     75,000                 75,844
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      171,019
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015#                                                       $       5,000         $        4,938
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                             130,000                143,572
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      148,510
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                      $      65,589         $       64,741
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                                                             16,000                 15,967
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.81%, 2013                                                                             21,230                 20,003
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                            62,790                 61,605
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2014                                                                              50,335                 49,544
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                           113,832                112,748
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                             57,432                 56,248
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                            39,270                 38,739
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                             31,748                 31,375
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                              44,713                 44,211
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                             50,000                 49,444
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.785%, 2015                                                                            47,851                 47,619
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                             42,510                 42,465
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                             35,454                 35,462
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                             30,811                 30,863
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                           126,010                126,775
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                           119,765                121,107
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                    2,375,963              2,386,875
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                             48,892                 48,946
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2020                                                                               281,628                280,981
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                                              52,416                 54,007
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae TBA, 5.5%, 2033                                                                         183,000                182,886
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019                                                                             94,358                 95,766
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034 - 2035                                                                       406,725                413,867
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,412,244
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", AMBAC, 5%, 2033                         $     650,000         $      682,611
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev.,
---------------------------------------------------------------------------------------------------------------------------------
"D", 5%, 2037                                                                                      415,000                431,463
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,114,074
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             $     204,000         $      235,332
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                       175,000                203,697
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                                     55,000                 57,444
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                         66,000                 66,809
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      563,282
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                 $     100,000         $      107,489
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                               75,000                 76,031
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                            84,000                108,446
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034#                                                                  110,000                107,794
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                                70,000                 70,832
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                 63,000                 66,415
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                               168,000                184,891
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      721,898
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                     $     190,000         $      203,300
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                            $     130,000         $      133,323
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                           $      98,000         $      110,595
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                             $     100,000         $      110,375
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                                        $     155,000         $      166,083
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                            $     100,000         $       97,527
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                                     102,000                103,767
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                       168,000                177,260
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                                 125,000                131,210
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                              135,000                139,014
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                                                88,000                 93,842
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                                 135,000                136,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      878,745
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                              $     135,000         $      159,908
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                           $     120,000         $      134,850
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                  $      61,000         $       66,888
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., 6.375%, 2035                                                     $      85,000         $       82,418
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                           69,000                 93,136
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                           150,000                153,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      329,104
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                            $     197,000         $      201,925
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                     $     110,000         $      138,011
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                      $     325,000         $      322,173
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                               600,000                623,038
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                             52,000                 53,421
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                           253,000                274,663
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                                250,000                247,902
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                          200,000                203,240
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                         210,722                204,954
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                         165,283                166,212
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                         162,628                163,852
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                        341,870                337,146
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                         343,333                343,450
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                         269,000                272,420
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,212,471
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 34.5%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.375%, 2006                                                            $   3,262,000         $    3,330,042
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                                   54,000                 77,946
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                   288,000                344,374
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                  625,000                700,195
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                      350,000                357,656
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                                  682,000                684,264
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                                1,424,000              1,473,673
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                                                4,536,000              4,695,998
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2010                                                                      801,000                793,709
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                    443,000                482,697
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5%, 2011                                                                      145,000                150,670
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                                                      559,000                544,152
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                  266,000                261,418
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3%, 2012                                                                365,098                397,300
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                                565,730                577,655
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,871,749
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                        $     206,000         $      244,695
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.95%, 2035                                                              120,000                117,226
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                        115,000                125,334
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                        90,000                109,280
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                         125,000                132,079
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp., 4.9%, 2015                                                                            47,000                 44,500
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                             181,000                197,407
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                     160,000                170,362
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                    38,657                 39,588
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                     5,000                  5,051
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                         103,000                109,695
---------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                      94,120                101,851
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,397,068
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                                        $   42,115,051
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.88%, due 10/03/05<                                                 $   1,128,000         $    1,127,757
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $   43,242,808
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                                   (71,771)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   43,171,037
---------------------------------------------------------------------------------------------------------------------------------

      < The rate shown represents an annualized yield at time of purchase.
      # SEC Rule 144A restriction.
      ^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
  AMBAC = Indemnity Corp.
    FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
    TBA = To Be Announced
   TIPS = Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH BOND SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $43,626,867
                                                                  ===========
Gross unrealized depreciation                                     $  (683,614)
Gross unrealized appreciation                                         299,555
                                                                  -----------
Net unrealized depreciation                                       $  (384,059)
                                                                  ===========


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) RESEARCH SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Research Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.8%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                              44,400         $    2,413,140
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           93,720              4,858,445
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,271,585
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                         101,820         $    1,463,202
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                                                           32,290         $    1,498,256
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                     31,860              2,602,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,100,581
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                              160,730         $    6,766,733
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                            103,680              3,517,862
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                 105,710              6,133,294
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                          126,840              6,803,698
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,221,587
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                        26,350         $    2,099,304
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                      21,400              1,533,096
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                              49,010              2,389,728
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                             65,460              2,058,717
---------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                      29,270              1,439,791
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,520,636
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                              100,470         $    2,665,469
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    127,590              3,078,747
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,744,216
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 9.0%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                            75,080         $    6,303,717
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           58,770              7,145,257
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                    54,139              5,938,507
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                      38,050              4,432,064
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                             121,530              3,885,314
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,704,859
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                        93,450         $    2,591,368
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                53,400              4,594,536
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,185,904
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                                 234,330         $    3,953,147
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                          46,940         $    3,299,413
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                      286,740              3,552,709
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    152,450              3,454,517
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,306,639
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                        147,020         $    5,028,084
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                        146,210         $    4,485,723
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                 38,390         $    1,036,530
---------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                        32,820              1,910,124
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                40,940              2,434,292
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,380,946
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                              209,520         $    4,320,302
---------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.^*                                                                                  33,180              1,574,723
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,895,025
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                                                           225,240         $    6,272,934
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                 26,470              1,665,492
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,938,426
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                65,130         $    2,418,928
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                        124,350              3,065,228
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                    31,140              1,518,386
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                      52,860              2,550,495
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                        46,590              1,297,531
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,850,568
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                  25,060         $    3,445,750
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                       57,750              3,738,158
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                      83,620              5,845,874
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                                    64,350              8,740,017
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,769,799
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                           64,890         $    1,882,459
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                       31,500         $    1,360,485
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                          12,486              3,656,321
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      114,160              6,474,014
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,490,820
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                         342,100         $    1,385,505
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                      54,420              1,538,453
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,923,958
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                        52,200         $    2,710,746
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                             9,400         $      442,458
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                         35,000              3,134,250
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                   35,520              1,211,587
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                      105,410              3,398,418
---------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                                       1,400                 89,670
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                       65,100              2,921,037
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,197,420
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                       95,240         $    3,222,922
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                              82,070         $    4,668,962
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                          67,270         $    3,342,776
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                            300,660         $    3,376,412
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.^                                                                                        13,390         $    1,712,313
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                    23,800              1,496,782
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                              55,880              3,849,573
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,058,668
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                     52,960         $    2,322,826
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                       37,470         $    1,763,338
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                               279,130         $    5,004,801
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                      32,380              1,449,005
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,453,806
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                               108,838         $    4,965,190
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                     49,380              3,383,518
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         71,030              4,862,714
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,211,422
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                         119,380         $    1,544,777
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                            63,280              1,502,267
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,047,044
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                 28,910         $    1,225,784
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     78,940              4,224,869
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                                66,940              1,785,290
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   82,150              5,198,452
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                                  45,990              1,497,434
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              129,260              5,980,860
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,912,689
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                             2,900         $    2,327,250
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                            50,320         $    1,841,712
---------------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.*                                                               51,510              1,323,807
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,165,519
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       31,820         $    1,525,133
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                          239,860         $    4,180,760
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   37,820              2,435,608
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                     168,420              3,668,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,284,556
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                            112,837         $    2,930,377
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                                   36,740         $    1,285,165
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                215,330              5,120,547
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                        20,980                685,836
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,091,548
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                  97,020         $    7,151,344
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.^                                                                                          59,380         $    3,117,450
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                         102,900         $    1,690,647
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                        28,330              1,513,955
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                   36,600              1,907,592
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,112,194
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  303,112,566
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                21,184,203         $   21,184,203
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.88%, due 10/03/05 <                                               $   2,164,000         $    2,163,534
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $  326,460,303
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.4)%                                                                               (19,681,799)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  306,778,504
---------------------------------------------------------------------------------------------------------------------------------

      * Non-income producing security.
      ^ All or a portion of this security is on loan.
      < The rate shown represents an annualized yield at time of purchase.
  ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $306,295,385
                                                                  ============
Gross unrealized appreciation                                     $ 32,864,686
Gross unrealized depreciation                                      (12,699,768)
                                                                  ------------
Net unrealized appreciation                                       $ 20,164,918
                                                                  ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) INVESTORS TRUST SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Investors Trust Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                              237,000         $   14,466,480
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                          358,240             18,571,162
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,037,642
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                     71,580         $    5,846,654
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                               166,030         $    8,347,988
---------------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.*(S)                                                                      10,404                372,463
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                              333,620             14,045,402
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                    154,023              7,011,127
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                            235,350              7,985,426
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                          200,010             10,728,536
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                  179,240             10,498,087
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   58,989,029
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                       194,770         $   15,517,326
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                      78,610              5,631,620
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                             203,190              9,907,544
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,056,490
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                              204,060         $    5,413,712
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                  219,961              7,260,913
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    346,490              8,360,804
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,035,429
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                          105,700         $   12,851,006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                                   87,910              9,642,848
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                      70,660              8,230,477
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,724,331
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^                                                                               139,720         $    3,557,271
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       246,730              6,841,823
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,399,094
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                   155,690         $    6,487,602
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                       122,340              7,676,835
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,164,437
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.*                                                                                71,570         $    2,136,364
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                    1,006,910             12,475,615
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    242,569              5,496,614
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,108,593
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                              147,280         $    7,895,681
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                        384,070             13,135,194
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                               90,700              7,275,954
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,306,829
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.^                                                                                       251,960         $    7,730,133
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc. ^                                                                              135,110         $    3,647,970
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                              186,970              9,870,146
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                               233,990             13,913,045
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                              434,260             13,223,783
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   40,654,944
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                            423,220         $   11,786,677
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                               211,890         $    7,869,595
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                        187,800              4,629,270
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                   19,170              5,453,865
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.^*                                                                                    102,640              4,952,380
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                       162,780              4,533,423
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,438,533
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                       176,940         $   10,317,371
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                130,050              9,740,745
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,058,116
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                  72,180         $    9,924,750
---------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                        126,394              8,955,015
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR ^                                                                                   93,010             12,632,618
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,512,383
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                      134,190         $    5,795,666
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                          26,126              7,650,573
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      211,611             12,000,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,446,699
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                     162,170         $    8,105,257
---------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                   750,740              4,163,166
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,268,423
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                       209,050         $   10,855,967
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                              155,080              6,795,606
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,651,573
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                 367,828         $   22,790,623
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                      167,370              5,396,009
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,186,632
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                         34,690         $    1,429,228
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                      181,430              6,139,591
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,568,819
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                             154,840         $    8,808,848
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                  196,490         $   11,543,788
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                          41,260         $    3,396,936
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,940,724
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.^*                                                                          187,000         $    4,370,190
---------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                       69,630              4,796,811
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                    197,790             10,605,500
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                       38,390              4,490,822
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.^*                                                                             99,910              6,882,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,146,123
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                               675,452         $   12,110,854
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                     161,060              7,207,435
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,318,289
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                    197,410         $   13,526,533
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                       145,240              9,943,130
---------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.*                                                                                  131,300              8,050,003
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,519,666
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                       1,307,450         $   16,918,403
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.7%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                307,350         $   13,031,640
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                    217,110             11,619,727
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  321,666             20,355,024
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    65,770              9,136,910
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                           179,460              5,997,553
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              329,800             15,259,846
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   75,400,700
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                      156,200         $    7,486,666
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                          349,410         $    6,090,216
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.^                                                                                     385,585              8,220,672
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                                                    348,900              7,145,472
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,456,360
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                            296,201         $    7,692,340
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                406,440         $    9,665,143
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                 193,850         $   14,288,683
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                         69,310         $    6,038,980
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                       31,090         $    2,310,609
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.^                                                                                      134,320              7,178,061
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,488,670
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  758,141,055
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.85%, due 10/03/05 <                                        $  14,473,000         $   14,469,904
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                44,457,651         $   44,457,651
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $  817,068,610
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.6)%                                                                               (43,032,557)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  774,036,053
---------------------------------------------------------------------------------------------------------------------------------

  ~ As of September 30, 2005, the series had one security representing $8,347,988 and 1.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

  < The rate shown represents an annualized yield at time of purchase.

  * Non-income producing security.

  ^ All or a portion of this security is on loan.

(S) When-issued security. Security represents the Series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.

ADR= American Depository Receipt
GDR= Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS INVESTORS TRUST SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $750,878,392
                                                                 ============
Gross unrealized appreciation                                    $ 84,029,888
Gross unrealized depreciation                                     (17,839,670)
                                                                 ------------
Net unrealized appreciation                                      $ 66,190,218
                                                                 ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) CAPITAL OPPORTUNITIES SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Capital Opportunities Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.8%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.^                                                                            6,380         $      408,384
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                           18,430         $    1,042,585
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                           21,580         $      991,601
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                10,690         $      537,493
---------------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.(S)(S)*                                                                    2,138                 76,540
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                               71,826              3,023,875
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                     24,299              1,106,090
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                             91,150              3,092,720
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.^                                                                 56,080              3,253,762
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                           19,000              1,019,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,109,640
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                        19,070         $    1,519,307
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                       9,061                649,130
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                              26,140              1,274,586
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                              7,070                222,352
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                    36,370              1,223,851
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,889,226
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                         24,260         $      698,203
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                             7,820                560,772
---------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                                   120,080              1,397,731
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                     46,660                727,429
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                                15,340                406,970
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                  117,052              3,863,887
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    119,210              2,876,537
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,531,529
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                             800         $      269,840
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                              78,952              2,524,095
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                           33,290              2,042,342
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,836,277
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                 14,650         $      372,989
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                        25,450                705,729
---------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.^                                                                                       19,460                798,833
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                 3,910                336,416
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., ADR^                                                                     10,760                799,253
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,013,220
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                                 19,500         $      582,075
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                             13,670                332,454
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.*                                                                                   130,220              1,237,090
---------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.*                                                                                    6,100                248,087
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                          11,450                453,420
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                     95,610              2,460,045
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                      152,193              1,885,671
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    201,740              4,571,428
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,770,270
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                         58,720         $    2,008,224
---------------------------------------------------------------------------------------------------------------------------------
LG Philips LCD Co. Ltd., ADR^*                                                                      29,550                607,548
---------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                            436,570              1,711,354
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,327,126
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                         76,570         $    2,349,168
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                        16,600         $      578,178
---------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                        24,690              1,436,958
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                20,530              1,220,714
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,235,850
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                              133,270         $    2,748,027
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                          4,910         $      339,477
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                15,625                526,094
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                            112,631              3,136,773
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,002,344
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                26,880         $      998,323
---------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp., ADR                                                                             24,402                316,250
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         50,000              1,232,500
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                    11,480                559,765
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                                  57,470                506,311
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                    4,620              1,314,390
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                       4,200                202,650
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                    79,062                649,890
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                             18,090                613,251
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                        34,620                964,167
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,357,497
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                  31,740         $    2,178,634
---------------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                           25,600         $      742,656
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       20,490         $    1,161,988
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                      38,990         $    1,102,247
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                                7,900         $      807,933
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                      12,180         $      608,756
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                       14,590                393,930
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                        6,800                293,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,296,446
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                          63,070         $    1,253,201
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                       18,570                931,843
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                        18,180                944,087
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                               59,100              2,589,762
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,718,893
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                      36,480         $    2,016,979
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                  11,650                721,834
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                      79,880              1,686,267
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,425,080
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                         17,890         $      737,068
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                       30,410              1,029,074
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,766,142
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                                   10,223         $      209,060
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                              22,350              1,271,492
---------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                        53,540                893,047
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,373,599
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                            3,400         $      279,922
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                           157,720         $    1,771,196
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                                          6,300         $      805,644
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                            27,600                645,012
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                         3,600                194,472
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                              6,420                398,361
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                     14,780                792,504
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                             19,040                891,072
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                       11,010                458,016
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,185,081
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                               160,700         $    2,881,351
---------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                          14,600                383,542
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                      74,980              1,449,363
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                   124,680              2,108,339
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.^*                                                                          1,052,270              3,430,400
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                      37,900              1,696,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,949,020
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                     26,510         $      954,095
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                               11,540                853,152
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                 40,305              1,838,714
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         23,720              1,623,871
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,269,832
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                         126,930         $    1,642,474
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                           23,950                568,573
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,211,047
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 10.6%
---------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                                    6,340         $      880,766
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                 42,980              1,822,352
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     29,870              1,598,642
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   40,140              2,540,059
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                  103,350              2,812,154
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                            25,500                852,210
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              129,343              5,984,701
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,490,884
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.^                                                                                15,400         $      903,672
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                             6,020         $      220,332
---------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.*                                                                     3,100                138,973
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      359,305
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                             8,570         $      344,343
---------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.^                                                                          50,190                861,260
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                           99,770              1,738,991
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                    22,340                852,048
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   11,790                759,276
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.^                                                                                    43,480              1,377,012
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                      29,950                652,311
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                       36,735                783,190
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                      30,240                619,315
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,987,746
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                137,050         $    3,259,049
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                       113,340              3,705,085
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,964,134
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                          6,020         $      524,523
---------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                     9,310                643,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,168,123
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                     430,750         $    1,115,643
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                 $ 155,841,967
---------------------------------------------------------------------------------------------------------------------------------
Issuer                                                                                          Par Amount                $ Value
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.88%, due 10/03/05<                                                $     448,000         $      447,903
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 9,603,965         $    9,603,965
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~                                                                                                 $  165,893,835
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.3)%                                                                                (9,766,653)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  156,127,182
---------------------------------------------------------------------------------------------------------------------------------

(S)(S) When-issued security. Security represents the series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     ~ As of September 30, 2005, the series had one security representing $537,493 and 0.3% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
     * Non-income producing security.
     ^ All or a portion of this security is on loan.
     < The rate shown represents an annualized yield at time of purchase.

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS CAPITAL OPPORTUNITIES SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                   $157,666,164
                                                                 ============
Gross unrealized appreciation                                    $ 14,145,213
Gross unrealized depreciation                                      (5,917,542)
                                                                 ------------
Net unrealized appreciation (depreciation)                       $  8,227,671
                                                                 ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) UTILITIES SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Utilities Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 86.1%
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^                                                                        476,200         $    6,538,226
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                        546,500             15,728,270
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                           195,800             14,040,818
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                    758,700             11,828,133
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                         100,700              6,726,760
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                                               90,500              5,725,030
---------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                              79,400              1,822,230
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                  665,700             12,055,827
---------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V                                                                           11,983,900              7,221,496
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                  382,420             12,623,684
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   94,310,474
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.*                                                                            78,110         $    5,733,274
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                  13,900         $    1,911,250
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                       58,900              3,812,597
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR^                                                                     181,300             12,961,137
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                           30,200              8,245,196
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,930,180
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 9.4%
---------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                                395,010         $   14,658,821
---------------------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.^                                                                         444,440             15,844,286
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.                                                                                 164,278              4,959,553
---------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.^                                                                                       205,200              6,980,904
---------------------------------------------------------------------------------------------------------------------------------
Questar Corp.^                                                                                     132,070             11,638,008
---------------------------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc.##*                                                                         479,780              9,115,820
---------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                      505,600             23,793,536
---------------------------------------------------------------------------------------------------------------------------------
Southern Union Co.*                                                                                338,100              8,712,837
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   95,703,765
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.^                                                                                     877,800         $   12,201,420
---------------------------------------------------------------------------------------------------------------------------------
Enagas S.A                                                                                         880,900             15,832,325
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                641,900             16,079,595
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,113,340
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AFK Sistema, GDR##                                                                                 165,070         $    4,044,215
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                          176,700         $    8,232,453
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                               256,700             11,710,654
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                    179,600             12,306,192
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         38,800              2,656,248
---------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                         104,500              2,979,295
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,884,842
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                                          201,700         $    1,669,116
---------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR##                                     2,510                207,709
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,876,825
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR, "L"                                                               612,200         $   16,113,104
---------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                                   364,000                527,903
---------------------------------------------------------------------------------------------------------------------------------
MTN Group Ltd.                                                                                      51,800                428,636
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               8,557,976             22,257,513
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   39,327,156
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 13.0%
---------------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                                        65,300         $    4,251,683
---------------------------------------------------------------------------------------------------------------------------------
Bharti Tele-Ventures Ltd.*                                                                          66,700                528,956
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                   174,300              6,097,014
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                      1,147,500             15,548,625
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.*                                                                                    191,817              8,580,719
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A                                                                                 391,570             11,241,406
---------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                                177,450              4,446,878
---------------------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                                              16,000                481,214
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                3,132,000              4,533,231
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                              1,064,900             25,323,322
---------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                                                1,358,764              5,671,845
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                     801,264             13,119,873
---------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A                                                                                    1,593,600             14,224,447
---------------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)                                                                           345,760             14,098,980
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                       118,900              3,886,841
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  132,035,034
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 38.7%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                       2,515,600         $   41,331,308
---------------------------------------------------------------------------------------------------------------------------------
Avista Corp.                                                                                       130,400              2,529,760
---------------------------------------------------------------------------------------------------------------------------------
AWG PLC                                                                                            378,201              6,548,589
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                   188,750             11,627,000
---------------------------------------------------------------------------------------------------------------------------------
CPFL Energia S.A., ADR^                                                                            301,780              9,611,693
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                                                          150,110             12,930,475
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.^                                                                                    326,300             14,964,118
---------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                            164,400             15,105,760
---------------------------------------------------------------------------------------------------------------------------------
Edison International                                                                               401,300             18,973,464
---------------------------------------------------------------------------------------------------------------------------------
Endesa S.A                                                                                         403,300             10,797,553
---------------------------------------------------------------------------------------------------------------------------------
Enel S.p.A                                                                                       1,404,770             12,108,805
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR^                                                                                 513,900              5,879,016
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                      183,560             13,642,179
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                       314,500             16,806,880
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                  280,900             14,640,508
---------------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                       224,340              4,504,018
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                    255,500             12,161,800
---------------------------------------------------------------------------------------------------------------------------------
International Power PLC                                                                          3,409,700             14,940,190
---------------------------------------------------------------------------------------------------------------------------------
National Grid PLC                                                                                   51,400                481,704
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.^*                                                                                 853,900             36,376,140
---------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.^                                                                                   59,800              1,680,380
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                                         24,200              1,066,736
---------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                                                 47,500              1,361,825
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                          870,300             28,136,799
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.*                                                                              969,600             14,970,624
---------------------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                             191,800             12,693,542
---------------------------------------------------------------------------------------------------------------------------------
SCANA Corp.                                                                                        262,400             11,083,776
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                           477,911             13,817,804
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                          236,360             26,680,317
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.^                                                                                 280,700              5,504,527
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  392,957,290
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  874,916,395
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 0%
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.3972%, 2023^^##                                            $     624,127         $       75,729
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                        $   5,125,000         $    5,150,625
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                        $   4,061,000         $    4,116,839
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012                                                              $   1,820,000         $    1,922,375
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                               $   6,410,000         $    7,211,250
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                              737,000                875,438
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                     2,840,000              3,159,500
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                 228,000                259,536
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       2,709,000              2,862,424
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                       5,962,000              6,349,530
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                           3,158,000              3,300,110
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                           1,890,000              1,794,228
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024                                                                            7,422,000              6,952,774
---------------------------------------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009**                                                              16,000                  2,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,767,670
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                                        $   44,033,238
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 4.5%*                                                                      14,120         $    1,576,145
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 4%##                                                                                 820              1,001,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,577,365
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Southern Union Co., 5%                                                                              43,700         $    2,272,400
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99%##                                                                               9,600         $   11,850,000
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 5.5%                                                                           39,450              4,581,131
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,431,131
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75%                                                                         180,700         $    9,410,856
---------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks                                                                                 $   30,691,752
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A                                                                                  306,581,900         $    6,356,387
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS# - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.85%, due 10/03/05                                          $  12,187,000         $   12,184,393
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.88%, due 10/03/05                                                     40,472,000             40,463,276
---------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations                                                                                       $   52,647,669
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                70,778,274         $   70,778,274
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $1,079,423,715
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.2)%                                                                               (63,245,848)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,016,177,867
---------------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
** Non income producing security - in default.
 # The rate shown represents an annualized yield at time of purchase.
 ^ All or a portion of this security is on loan.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
## SEC Rule 144A restriction.
 ~ As of September 30, 2005, the series had two securities representing $4,251,924 and 0.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:

ADR = American Depository Receipt

GDR = Global Depository Receipt

FRN = Floating Rate Note.  The interest rate is the rate in effect as of period end.


Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2005, are as follows:


United States                   64.5%
-------------------------------------
Great Britain                    4.5%
-------------------------------------
Spain                            3.9%
-------------------------------------
Mexico                           3.7%
-------------------------------------
France                           3.3%
-------------------------------------
Brazil                           3.0%
-------------------------------------
Germany                          2.7%
-------------------------------------
Italy                            2.0%
-------------------------------------
Canada                           1.6%
-------------------------------------
Other                           10.8%
-------------------------------------

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS UTILITIES SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                        $943,652,040
                                                                      ============
Gross unrealized appreciation                                         $143,181,132
Gross unrealized depreciation                                           (7,409,457)
                                                                      ------------
Net unrealized appreciation (depreciation)                            $135,771,675
                                                                      ============


(2) Financial Instruments
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are netted by currency.

                                                                                                         NET UNREALIZED
             CONTRACTS TO                                                              CONTRACTS          APPRECIATION
             DELIVER/RECEIVE          SETTLEMENT DATE           IN EXCHANGE FOR         AT VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
SALES
-----
             EUR    81,130,401      10/04/2005-12/05/2005         $ 99,009,727         $ 97,706,905        $1,302,822
             GBP    13,172,039      10/04/2005-12/01/2005           23,699,360           23,211,560           487,800
                                                                  ------------         ------------        ----------
                                                                  $122,709,087         $120,918,465        $1,790,622
                                                                  ============         ============        ==========

PURCHASES
---------
             EUR    29,851,711          10/04/2005                $ 36,065,382         $ 35,894,587        $ (170,795)
             GBP    43,963              10/04/2005                      77,549               77,512               (37)
                                                                  ------------         ------------        ----------
                                                                  $ 36,142,931         $ 35,972,099        $ (170,832)
                                                                  ============         ============        ==========


At September 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $127,183 with Goldman Sachs & Co.

Abbreviations have been used to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

EUR = Euro
GBP = British Pound

At September 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING
INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE
PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) EMERGING GROWTH SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Emerging Growth Series

PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.1%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.^*                                                                               148,330         $    4,387,601
---------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                                40,310              4,579,216
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,966,817
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                          198,490         $   10,647,004
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                       159,900         $   12,739,232
---------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.^*                                                                             30,090                804,907
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                                    59,730              2,953,648
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                     103,250              7,396,830
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                             286,150             13,952,674
---------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.^*                                                                       80,870              1,099,023
---------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                                                                     58,400                920,384
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                   193,640              6,515,986
---------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.*                                                                                    50,820                647,955
---------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                      98,650              4,852,594
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   51,883,233
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                           134,760         $    9,663,639
---------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                             267,180              6,131,781
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                              107,020              2,839,241
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,634,661
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                          38,930         $   13,131,089
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                                  29,450              2,814,682
---------------------------------------------------------------------------------------------------------------------------------
Euronext N.V                                                                                        54,610              2,404,182
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                            49,240              4,134,190
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           61,700              7,501,486
---------------------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc.^                                                                              69,130              2,882,029
---------------------------------------------------------------------------------------------------------------------------------
Lazard Ltd.                                                                                        108,440              2,743,532
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                   127,170             13,949,277
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                      35,580              4,144,358
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   53,704,825
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                       142,260         $    5,569,479
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       419,090             11,621,366
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                       53,530              4,174,269
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                                 197,120             10,808,090
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                               211,550             18,201,762
---------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"^*                                                                     136,010              3,710,353
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., ADR^                                                                     56,040              4,162,651
---------------------------------------------------------------------------------------------------------------------------------
Laureate Education, Inc.^*                                                                          51,410              2,517,548
---------------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.*                                                                53,060              1,889,467
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   62,654,985
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                                 122,910         $    2,073,492
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                                320,390         $    9,563,641
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                          39,680              2,789,107
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                      787,390              9,755,762
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    743,275             16,842,612
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.*                                                                              676,330              5,654,119
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,605,241
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                               58,660         $    3,144,763
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                        354,800             12,134,160
---------------------------------------------------------------------------------------------------------------------------------
LG Philips LCD Co. Ltd., ADR^*                                                                     209,420              4,305,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,584,598
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                           63,620         $    4,223,732
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                 98,240              2,652,480
---------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                            53,060              1,886,814
---------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                                                            44,120              4,170,222
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,933,248
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                86,320         $    3,205,925
---------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp., ADR^                                                                           364,726              4,726,849
---------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc.^*                                                                                 115,820              2,643,012
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                      86,700              3,997,737
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                   51,490             14,648,905
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                     156,800              7,565,600
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                             57,460              1,947,894
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                       266,970              7,435,115
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   46,171,037
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                 40,080         $    3,001,992
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Pixar*                                                                                              64,080         $    2,852,201
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                           82,930         $    2,405,799
---------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                       130,910              5,688,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,093,839
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                              476,540         $    4,806,278
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      150,290              8,522,946
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,329,224
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                              121,480         $   12,423,759
---------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                                                 304,840              3,609,306
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,033,065
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc. (Partial voting shares)^                                                  61,010         $    3,501,974
---------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                   436,040              2,418,024
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                       44,740              1,207,980
---------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.^*                                                                             32,760              1,078,132
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.                                                                               55,850              3,706,206
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,912,316
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                      106,350         $    5,336,643
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                       140,460              7,294,088
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V                                                                     559,260              2,843,035
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,473,766
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                            35,100         $    1,972,620
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                   162,760             12,340,463
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,313,083
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc.*                                                                               120,030         $    1,628,807
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                         49,800              2,051,760
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                                  52,770             16,699,594
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                      359,260             12,157,358
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,537,519
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                                  198,040         $    4,049,918
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                             249,650             14,202,588
---------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc.^*                                                                        90,450              1,616,342
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,868,848
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                           38,430         $    3,163,942
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                           93,690              4,974,939
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,138,881
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                                         86,020         $   11,000,238
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                                      732,120             19,657,422
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                        60,500              3,268,210
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                   142,730              8,976,290
---------------------------------------------------------------------------------------------------------------------------------
ResMed, Inc.*                                                                                       16,490              1,313,429
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                            162,330              7,597,044
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                       20,580              2,407,427
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                       67,900              2,824,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,044,700
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                     63,200         $    2,771,952
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                               445,718         $    7,991,724
---------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                         154,250              4,052,147
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                     400,360              7,738,959
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                            164,646              3,916,928
---------------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc., "A"*                                                                                 52,140              1,667,959
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                   613,760             10,378,682
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                     317,100             14,190,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   49,936,624
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                     99,940         $    3,596,841
---------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                           34,200              1,593,378
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                225,950             10,307,839
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                     93,380              6,398,397
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.*                                                                       93,820              6,173,356
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                          164,770              5,488,489
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,558,300
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                         774,330         $   10,019,830
---------------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.^*                                                               137,750              4,121,480
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                            86,070              2,043,302
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,184,612
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                     129,080         $   11,826,310
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                               116,920              3,118,256
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  113,020              7,151,905
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                                 261,370              8,510,207
---------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                                   77,750             10,801,198
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR^                                                          219,870              7,348,055
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              109,380              5,061,013
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   53,816,944
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B"^*                                                                    115,740         $    1,631,934
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
---------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR##                                     1,100         $       91,028
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                          67,960         $    2,123,070
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                           168,420         $    6,767,116
---------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.^                                                                                123,040              5,355,931
---------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.*                                                                                  85,420              3,143,456
---------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.^                                                                         273,240              4,688,798
---------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc.^*                                                                       48,350              1,455,818
---------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.*                                                                                   173,290              2,661,734
---------------------------------------------------------------------------------------------------------------------------------
Submarino S.A.*                                                                                    106,790              1,392,809
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.*                                                                            137,270              4,035,738
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,501,400
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR, "L"                                                               269,300         $    7,087,976
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                                         877,373         $   21,890,456
---------------------------------------------------------------------------------------------------------------------------------
Orascom Telecom Holding (S.A.E.), GDR                                                               32,730              1,538,310
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                543,550             12,925,619
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,354,385
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  767,516,800
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.85%, due 10/03/05 <                                        $  18,448,000         $   18,444,054
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                81,690,671         $   81,690,671
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~                                                                                                 $  867,651,525
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (9.7)%                                                                               (76,923,510)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  790,728,015
---------------------------------------------------------------------------------------------------------------------------------
 ~ As of September 30, 2005, the fund had one security representing $91,028 and 0.01% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
##  SEC Rule 144A restriction.
 * Non-income producing security.
 ^ All or a portion of this security is on loan.
 < The rate shown represents an annualized yield at time of purchase.
   ADR = American Depository Receipt
   GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS EMERGING GROWTH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $788,146,478
                                                                ============
Gross unrealized appreciation                                   $ 96,353,570
Gross unrealized depreciation                                    (16,848,523)
                                                                ------------
Net unrealized appreciation                                     $ 79,505,047
                                                                ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) GLOBAL EQUITY SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Global Equity Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.4%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                          36,649         $      526,663
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                                               5,750         $      474,208
---------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc. ^                                                                            32,000                170,141
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      644,349
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                                   14,000         $      299,472
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                                8,380                405,927
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. ^                                                                                 9,100                416,549
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,121,948
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 10.1%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                12,610         $      634,031
---------------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.*(S)                                                                         722                 25,848
---------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A                                                                 20,690                362,905
---------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                        63,100                175,256
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                      7,040                320,461
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                                                       6,350                339,712
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                   2,520                199,332
---------------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A                                                         8,550                 82,659
---------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                           364,500                122,327
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                   43,000                270,643
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                               6,669                566,807
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. ^                                                                        59,760                336,946
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,436,927
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                               7,750         $      377,890
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., "B"^                                                                              19,618         $      323,171
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                   16,270                537,073
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                     21,150                510,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,370,594
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                            4,940         $      600,605
---------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                             1,608                125,857
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      726,462
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                 21,590         $      549,681
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                                   8,710                477,569
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,027,250
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                               4,900         $      359,464
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                       49,760         $      616,526
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                     17,740                401,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,018,514
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                         16,210         $      554,382
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                         8,900         $      309,987
---------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                         8,010                466,182
---------------------------------------------------------------------------------------------------------------------------------
L'Oreal S.A.^                                                                                        3,170                245,617
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                 1,510                 89,785
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                               38,550              1,173,898
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,285,469
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                                    3,900         $      219,375
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. ^                                                                            7,460                589,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      808,600
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                          8,300         $      447,879
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                          6,900                170,085
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                          4,000                 97,359
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                      11,000                171,681
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                         1,160                653,646
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,540,650
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                         7,490         $      437,648
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                              31,377         $      372,617
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. ^                                                                                         2,210                603,374
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      975,991
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                           77,400         $      422,391
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.^                                                                                         3,270         $      957,566
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                        4,800                272,208
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,229,774
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                   103,520         $      574,061
---------------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                      40,150                412,732
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      986,793
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V                                                                      20,900         $      106,247
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                7,630                334,347
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      440,594
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
AXA^                                                                                                18,520         $      508,527
---------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                               3,400                176,868
---------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. ^                                                                          18,120                258,261
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      943,656
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                    2,700         $      314,683
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                                 10,410         $      201,281
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                          14,280                709,601
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      910,882
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                         4,950         $      267,399
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                               7,990                495,780
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                      4,590                246,116
---------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                                  25,540                214,359
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                       10,870                452,192
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,675,846
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. ^                                                                                42,000         $      170,440
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                 9,150         $      164,060
---------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                                 48,470                176,816
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      340,876
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                          4,220         $      288,901
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 10.0%
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                      7,540         $      350,320
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                       7,470                142,364
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     11,260                602,635
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   10,590                670,135
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                     4,980                691,832
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                      7,970                658,731
---------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                          5,040                318,708
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,434,725
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N.V                                                                                   18,290         $      252,425
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                        5,867         $      416,498
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                       2,990         $      164,869
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                                38,000                398,398
---------------------------------------------------------------------------------------------------------------------------------
BOC Group PLC                                                                                       12,360                251,282
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A. ^                                                                                 4,928                906,440
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                        3,660                175,424
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,896,413
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                                25,000         $      186,926
---------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                                                            4,600                163,951
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                     6,240                237,994
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                            13,290                326,195
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                      12,400                253,952
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,169,018
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                                   248,000         $      359,671
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                 161,040                418,831
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      778,502
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                  204,000         $      295,268
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                      25,802                422,481
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      717,749
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A. ^                                                                                    12,570         $      351,346
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $   33,954,313
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.88%, due 10/03/05 <                                               $     168,000         $      167,964
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 14.9%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 5,097,857         $    5,097,857
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $   39,220,134
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.8)%                                                                               (5,046,235)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   34,173,899
---------------------------------------------------------------------------------------------------------------------------------

  ~ As of September 30, 2005, the series had one security representing $634,031 and 1.9% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
  < The rate shown represents an annualized yield at time of purchase.
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
(S) When-issued security. Security represents the Series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.

GDR= Global Depository Receipt

Country Weightings
-----------------------------------------------------
United States                                   36.7%
-----------------------------------------------------
Great Britain                                   14.8%
-----------------------------------------------------
France                                          11.7%
-----------------------------------------------------
Japan                                            9.1%
-----------------------------------------------------
Switzerland                                      6.9%
-----------------------------------------------------
Sweden                                           3.7%
-----------------------------------------------------
Spain                                            3.3%
-----------------------------------------------------
Canada                                           2.5%
-----------------------------------------------------
South Korea                                      1.9%
-----------------------------------------------------
Other                                            9.4%
-----------------------------------------------------

Percentages as based on total net assets as of September 30, 2005.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS GLOBAL EQUITY SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                     $34,614,522
                                                                   ===========
Gross unrealized appreciation                                      $ 5,073,415
Gross unrealized depreciation                                         (467,803)
                                                                   -----------
Net unrealized appreciation                                        $ 4,605,612
                                                                   ===========


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) TOTAL RETURN SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Total Return Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 60.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                              342,105         $   20,882,089
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                             212,230             11,534,700
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                          154,720              8,020,685
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   40,437,474
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                         606,600         $    8,717,131
---------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.^                                                                           59,380              3,800,914
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,518,045
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
SPX Corp.^                                                                                         191,760         $    8,811,372
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                  66,700              3,053,169
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,864,541
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 8.6%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                               214,340         $   10,777,015
---------------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.(S)(S)*                                                                   42,870              1,534,746
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            1,804,018             75,949,158
---------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                         58,430              4,646,354
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                    995,193             45,301,185
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                        144,230              4,756,705
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                         194,830              8,732,281
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                         51,830              2,926,322
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                          1,237,958             42,003,915
---------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                         126,770              3,123,613
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                 826,950             47,979,639
---------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                               309,020             21,461,439
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                              39,224              3,333,699
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                  204,070             11,952,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  284,478,451
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                   293,850         $    9,888,052
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                                 1,117,410         $   13,006,652
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                  500,530              9,064,598
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                1,266,071             41,793,004
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  1,207,560             29,138,423
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   93,002,677
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                           100,710         $    8,455,612
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                          165,620             20,136,080
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                     110,550             12,876,864
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                           1,193,065             38,142,288
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                          389,460             23,893,371
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                     157,520              8,496,629
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  112,000,844
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                648,890         $   16,520,739
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                             102,940         $    7,551,678
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                   295,040             12,294,317
---------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                      175,030              6,855,925
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                                 378,440              6,384,283
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                               224,080             13,263,295
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                         50,650              5,302,743
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   51,652,241
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.*                                                                                 1,191,840         $   11,322,480
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                    280,770              7,224,212
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                      766,950              9,502,510
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  1,596,120             36,168,079
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   64,217,281
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                               79,050         $    6,341,391
---------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                          4,010,520             15,721,238
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,062,629
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                      1,303,370         $   39,987,392
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                              120,600         $    6,366,474
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                       151,510              5,277,093
---------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                       151,510              8,817,882
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                               134,130              7,984,759
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,446,208
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                            1,202,950         $   24,804,829
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                                                    124,730              1,292,203
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,097,032
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                         71,760         $    4,961,486
---------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                22,970              1,649,246
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                               649,350             21,863,614
---------------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"^                                                                                 63,020              2,957,529
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                          1,195,520             33,295,232
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                 51,600              3,246,672
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   67,973,779
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                              215,210         $    7,992,899
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                   11,840              3,368,480
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                        92,320              2,571,112
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,932,491
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                 538,260         $   36,946,166
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                       176,630             10,299,295
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                                               115,950              8,684,655
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   55,930,116
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.^                                                                                 71,830         $    9,876,625
---------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                        127,540              9,036,209
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                      202,280             13,093,584
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                     464,850             32,497,663
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                  544,552             34,600,834
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                                   219,880             29,864,102
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  128,969,017
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                         221,770         $    5,468,848
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                      189,520              8,185,369
---------------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                                     297,170             10,858,592
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                        211,480              9,755,572
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                          12,974              3,799,224
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      185,330             10,510,064
---------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                     217,300              4,117,835
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   52,695,504
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                     401,290         $   11,344,468
---------------------------------------------------------------------------------------------------------------------------------
International Paper Co.^                                                                           207,580              6,185,884
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.^                                                                                169,600              4,684,352
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,214,704
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                      398,740         $    8,229,994
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                      136,430              3,683,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,913,604
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                         562,470         $   11,176,279
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                              431,210             18,895,622
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,071,901
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                         65,730         $    2,977,569
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                     600,870             33,222,102
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.^                                                                                        39,390              3,527,374
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                     751,110             15,855,932
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                      308,420              9,943,461
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                            175,725             13,560,698
---------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                             125,640              6,535,793
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                      361,900             18,033,477
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  103,656,406
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                       120,780         $    2,373,327
---------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.^                                                                                      514,450              8,581,026
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,954,353
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                        242,350         $   14,831,820
---------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.##                                                                        7,170                247,233
---------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                            280                  9,655
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                          136,340             11,224,872
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., "A"                                                                        79,110              3,024,375
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                          138,400              7,349,040
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                          44,600              2,216,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,903,255
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                         1,420,480         $   15,951,990
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                          52,760         $    2,103,541
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                           250,200              5,847,174
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,950,715
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                   297,570         $    4,806,159
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                                132,700         $    4,924,497
---------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                       80,140              3,771,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,695,885
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                               291,580         $    5,228,029
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR^                                                                                1,146,660             19,390,021
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.^*                                                                          9,584,170             31,244,394
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   55,862,444
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.^                                                                                   243,110         $    8,749,529
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                              105,850              7,825,490
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                               472,980             21,577,348
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                       326,165             22,329,256
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   60,481,623
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                488,640         $   20,718,336
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     23,100              1,236,312
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  460,480             29,139,174
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                1,382,060             37,605,853
---------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                        71,990              1,797,590
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                            1,009,250             46,697,998
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  137,195,263
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.^                                                                               140,020         $    8,216,374
---------------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A"^                                                                           116,760              3,473,610
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                  499,030              4,615,149
---------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                        107,060              3,628,263
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,933,396
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                 120,000         $    7,176,000
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                             102,830              4,170,785
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,346,785
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                   167,970         $    5,625,315
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                     201,090         $   11,088,103
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares                                                                    8,950              1,646,233
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       41,880              2,007,308
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,741,644
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                          457,880         $    7,857,221
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                        1,623,990             28,306,146
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   68,810              4,431,364
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.^                                                                                   394,140             12,482,414
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                     411,140              8,420,147
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   61,497,292
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                                                           639,703         $   16,613,087
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                           361,774         $    8,671,723
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                              2,284,480             54,324,934
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     1,541,457             50,390,229
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  113,386,886
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                 528,130         $   38,928,462
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.^                                                                                          27,930         $    1,466,325
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                   3,873,690         $   10,032,857
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                           260,950             22,478,233
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                      101,480              7,541,994
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                       151,070              8,073,181
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                     26,170              1,245,692
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                                         41,240              1,817,859
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                          310,960             10,053,337
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                               45,160              2,906,498
---------------------------------------------------------------------------------------------------------------------------------
Southern Co.^                                                                                       84,690              3,028,514
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                           34,100              3,849,208
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   71,027,373
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $1,995,899,380
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 38.1%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                            $   1,384,000         $    1,705,779
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                                                   2,486,000              2,489,754
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,195,533
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                             $   5,540,000         $    6,037,060
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                              3,035,000              3,919,578
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,956,638
---------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 0%
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                                                 $     755,000         $    1,102,600
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                     $   2,405,412         $    2,325,036
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Foster's Financial Corp., 5.875%, 2035##                                                     $   2,602,000         $    2,550,179
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                                 3,630,000              3,717,229
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,267,408
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                        $   2,080,437         $    2,066,117
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                      109,910                112,225
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 5.116%, 2041                                  1,672,863              1,686,336
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                      1,516,452              1,517,165
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                        955,000                938,227
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2008                                          1,761,000              1,839,622
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                            81,423                 86,050
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                 1,161,000              1,176,474
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                                233,000                231,091
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.823%, 2035                                              4,296,000              4,277,030
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                          463,948                454,452
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                                1,050,000              1,116,513
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                                              161,000                163,622
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                 1,972,000              2,026,846
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                          1,558,524              1,609,750
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                          630,837                658,787
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                                26,789                 26,770
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 5.317%, 2036                                         2,602,000              2,658,162
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                         1,659,715              1,629,459
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                              2,120,000              2,073,643
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.038%, 2046                             2,811,995              2,820,083
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.384%, 2041                        2,602,000              2,648,504
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                        141,890                146,209
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                                   2,451,521              2,519,084
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                   3,048,218              3,232,005
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                     1,298,138              1,311,938
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.755%, 2030##^^                                           29,348,258                571,452
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                     1,982,098              2,045,020
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                               1,114,323              1,159,637
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                            1,034,856              1,030,490
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.9708%, 2034                                         1,194,000              1,157,282
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                          1,149,796              1,130,026
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 4.67%, 2035                                                   4,363,839              4,305,627
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032##                                                         1,642,899              1,688,355
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.847%, 2041                                            2,148,000              2,121,980
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 5.083%, 2042                                            3,154,818              3,167,255
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,403,288
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                  $   1,297,000         $    1,011,660
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 4.95%, 2008                                                               1,017,000                967,815
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                3,514,000              3,192,156
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                     2,130,000              1,983,420
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                     1,194,000              1,110,283
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                               2,508,000              1,956,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,221,574
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                                  $   1,432,000         $    1,994,230
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                                5,932,000              6,624,638
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.375%, 2014                                                              2,521,000              2,596,917
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, FRN, 6.86%, 2032##                                                            1,909,000              2,120,977
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                        7,674,000              7,632,568
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                             1,856,000              1,809,164
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                             1,912,000              1,913,354
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049##                                         1,904,000              2,130,863
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##                                           1,249,000              1,315,437
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                            3,200,000              3,191,952
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                      1,617,000              1,684,274
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                                                 622,000                677,187
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049##                                                    1,496,000              1,498,814
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                         2,601,000              2,567,218
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                2,864,000              3,032,790
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                                             1,662,000              1,749,459
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                               2,864,000              3,144,830
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049##                                1,754,000              2,061,634
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                                      5,584,000              5,662,299
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                     249,000                267,971
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Bank, 4.75%, 2015                                                           3,284,000              3,229,049
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   56,905,625
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                       $   2,769,000         $    2,620,166
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                    2,363,000              2,587,771
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                                                     538,000                674,789
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                   1,792,000              2,243,353
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,126,079
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                        $   3,576,000         $    3,708,963
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                        884,000                934,051
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                           2,936,000              3,016,106
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                          1,874,000              2,038,610
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                          1,868,000              1,802,181
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,499,911
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0%
---------------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                         $     981,000         $    1,077,987
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                $   1,432,000         $    1,481,010
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6%, 2012                                                                       1,661,000              1,758,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,239,948
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                 $   2,183,000         $    2,387,191
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                       2,148,000              2,320,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,707,261
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                  $   2,419,000         $    2,463,952
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                     $   2,269,000         $    2,419,035
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015##                                                         1,984,000              1,956,700
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                          672,000                698,686
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,074,421
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0%
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                             $     199,000         $      243,277
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                                $     860,000         $      833,252
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                              3,533,000              3,838,604
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                                1,261,000              1,462,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,134,616
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                                   $   1,835,000         $    2,017,065
---------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                        1,995,000              2,101,114
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                 2,745,000              2,729,002
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,847,181
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                               $   1,193,000         $    1,391,816
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                                   $   1,909,000         $    2,067,411
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                       810,000                819,101
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                    1,970,000              2,116,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,002,562
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                                  $     129,000         $      137,499
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.45%, 2013                                                      2,003,000              2,073,600
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                                                      2,220,000              2,611,226
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                              1,842,000              1,809,338
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,631,663
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013##                                                        $   3,988,000         $    3,986,680
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                         1,909,000              1,927,158
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                   1,961,000              2,093,968
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,007,806
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                               $     968,000         $    1,017,443
---------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                                                    2,358,000              2,547,944
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,565,387
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                         $     299,000         $      308,586
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                                  5,065,000              4,836,067
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.75%, 2014                                                            1,213,000              1,271,129
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                          840,000                925,249
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 4.5%, 2013                                                           1,754,000              1,697,997
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                           4,042,000              4,045,185
---------------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                             799,000                841,755
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,925,968
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
ACE INA Holdings, Inc., 5.875%, 2014                                                         $   2,864,000         $    2,913,521
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85%, 2006##                                                    5,000                  5,023
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 6.125%, 2032                                                                     1,038,000              1,077,055
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 5.55%, 2035                                                                      1,211,000              1,168,650
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                           1,208,000              1,208,213
---------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                                                    544,000                564,521
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,936,983
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0%
---------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                     $   1,035,000         $    1,118,079
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                       $     466,000         $      514,650
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                           1,792,000              1,843,314
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,357,964
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Alcan, Inc., 5.75%, 2035                                                                     $   2,500,000         $    2,457,860
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 13.4%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                     $   1,475,000         $    1,509,802
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                                                            381,909                404,478
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.771%, 2012                                                                         2,079,822              2,076,863
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2013                                                                           234,964                232,583
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                           461,777                461,106
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.01%, 2013                                                                            260,534                247,924
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                                                         1,471,501              1,402,258
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.63%, 2014                                                                            641,771                631,572
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                         2,201,227              2,159,683
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                                                         1,507,206              1,509,389
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                         3,880,197              3,903,762
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                                     50,944,725             51,964,119
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                  156,790,776            157,129,172
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2035                                                                     34,925,831             34,608,268
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2035                                                                   15,441,884             15,035,188
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                          1,437,437              1,439,027
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                                                   16,337,224             16,837,975
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                                                      422,899                447,655
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2035                                                                    25,087,016             25,599,719
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2035                                                                    26,281,756             25,980,403
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2018 - 2035                                                                  19,729,562             19,291,059
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2035                                                                  33,023,244             33,152,691
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034                                                                          7,998,431              8,225,383
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2034                                                                    2,344,020              2,439,117
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2035                                                                     12,817,705             13,119,110
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033 - 2035                                                                   16,897,949             17,064,358
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 4.5%, 2033 - 2034                                                                    2,940,258              2,819,814
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2034                                                                             4,203,760              4,162,614
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  443,855,092
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             $   1,102,000         $    1,271,256
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                    1,904,000              2,053,691
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                       380,000                442,313
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                    1,693,000              2,057,366
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,824,626
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                 $   2,196,000         $    2,360,454
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                         3,051,000              3,938,899
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.75%, 2011                                                                   855,000                970,826
---------------------------------------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013##                                                            1,929,000              1,993,120
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                             1,909,000              1,891,657
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 6.15%, 2034                                                            1,098,000              1,123,647
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                              1,220,000              1,211,350
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                               1,394,000              1,366,042
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                               184,000                186,188
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                             5,306,000              5,676,348
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,718,531
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                  $   3,399,000         $    3,509,994
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                            $   3,308,000         $    3,632,356
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                                           $   2,590,000         $    2,656,200
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                           $   1,173,000         $    1,320,650
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                             1,731,000              1,903,505
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                                 477,000                538,304
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,762,459
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                                                       $   1,671,000         $    1,810,624
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                                  643,000                682,099
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 5.375%, 2014                                                                1,912,000              1,950,946
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,443,669
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                            $   1,909,000         $    1,861,787
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                     3,551,000              3,746,735
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating Ltd., 8.1%, 2010                                                                   1,141,000              1,280,394
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                               1,930,000              2,025,884
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                       955,000              1,003,757
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                            1,691,000              1,741,280
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.1%, 2015                                                              1,764,000              1,729,053
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                               3,623,000              3,653,201
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                                                1,743,000              1,715,011
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,757,102
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.25%, 2035                                                           $   3,029,000         $    2,931,269
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 6.75%, 2012                                                                      $   3,125,000         $    3,355,925
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                    $     397,000         $      401,610
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                        1,719,000              2,320,303
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                                1,528,000              1,655,599
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                               2,351,000              2,597,093
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,974,605
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                       $   2,745,000         $    2,703,770
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                          6,540,000              6,483,109
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3%, 2007                                                                             6,683,000              6,555,054
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                                         10,161,000             10,288,927
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                                                     14,194,000             14,994,722
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                                                 12,910,000             13,990,461
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                         6,618,000              7,184,673
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2014                                                                         3,177,000              3,178,017
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                              4,290,000              4,253,998
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.75%, 2006                                                             13,735,000             13,636,836
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.9%, 2008                                                               1,665,000              1,645,386
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.75%, 2006                                                                         6,464,000              6,418,571
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.125%, 2009                                                                        6,874,000              6,771,900
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                        3,881,000              3,943,872
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                       3,392,504              3,310,780
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                       1,250,108              1,247,051
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                       2,083,828              2,119,696
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                       3,198,486              3,304,009
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                       1,842,483              1,856,343
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.95%, 2025                                                       1,617,201              1,624,561
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                       7,161,000              7,247,597
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  122,759,333
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 10.4%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                           $   1,979,000         $    2,224,984
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                                2,850,000              4,113,798
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                                    7,129,000              9,868,653
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                43,673,000             52,221,640
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                4,746,000              5,317,001
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                                                10,410,000             10,437,243
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.875%, 2005                                                                2,639,000              2,646,009
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                               19,475,000             19,805,160
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                   29,446,000             30,090,131
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                                1,617,000              1,622,368
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.625%, 2007                                                               15,980,000             16,599,848
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007                                                                    2,385,000              2,329,100
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                 19,214,000             19,796,415
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                                               61,750,000             63,928,108
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008                                                                54,721,000             55,599,546
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5%, 2011                                                                   12,191,000             12,640,068
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                                                1,950,000              1,899,803
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                 2,373,000              2,444,745
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                8,006,000              7,868,081
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                           9,809,987             10,973,010
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3%, 2012                                                             12,179,699             13,253,985
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  345,679,696
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.15%, 2015                                                        $   2,792,000         $    2,733,471
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                      1,962,000              2,138,299
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                     2,429,000              2,949,336
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                           2,921,000              3,185,774
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   3,503,000              3,729,872
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                      1,432,000              1,383,060
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                      487,000                508,139
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                              395,000                450,252
---------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                                                            824,000                840,670
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                    79,189                 81,095
---------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                            2,506,000              2,807,103
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                           2,304,000              2,252,812
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                                        852,000                929,502
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                     1,124,000              1,459,003
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                    1,400,480              1,370,370
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                           853,000                926,038
---------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                     226,441                245,041
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,989,837
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                                        $1,266,039,117
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio at Net Asset Value                                121,056,992         $  121,056,992
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.80%, dated 9/30/05, due 10/03/05, total to be received $52,008,464
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                     $  51,992,000         $   51,992,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~                                                                                                 $3,434,987,489
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.3)%                                                                              (109,993,262)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $3,324,994,227
---------------------------------------------------------------------------------------------------------------------------------

(S)(S) When-issued security. Security represents the Series entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     * Non-income producing security.
     ^ All or a portion of this security is on loan.
    ## SEC Rule 144A restriction.
    ^^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
     ~ As of September 30, 2005, the series had two securities representing $11,024,248 and 0.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:
ADR=American Depository Receipt
FRN= Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR=Global Depository Receipt
TIPS= Treasury Inflation Protected Security

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS TOTAL RETURN SERIES
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $3,294,235,242
                                                               ==============
Gross unrealized appreciation                                  $  233,463,469
Gross unrealized depreciation                                     (92,711,222)
                                                               --------------
Net unrealized appreciation (depreciation)                     $  140,752,247
                                                               ==============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) MONEY MARKET SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Money Market Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
WACHOVIA BANK, NA, 3.76%, DUE 11/01/05 AT AMORTIZED COST AND VALUE                           $      85,000         $       85,000
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER- 82.2% <
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 3.855%, due 11/29/05                                       $      83,000         $       82,476
---------------------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 3.88%, due 10/03/05                                                     6,000                  5,999
---------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 3.68%, due 11/08/05                                                  87,000                 86,662
---------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 3.63%, due 10/17/05                                                 65,000                 64,895
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.76%, due 11/01/05                                                          81,000                 80,738
---------------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 3.7%, due 10/11/05@                                                             85,000                 84,913
---------------------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding, 3.75%, due 10/19/05@                                                      24,000                 23,955
---------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 3.67%, due 10/26/05@                                                                    85,000                 84,783
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 3.76%, due 10/05/05@                                           85,000                 84,964
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.6%, due 10/07/05                                                         87,000                 86,948
---------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 3.86%, due 11/28/05@                                               82,000                 81,490
---------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust, 3.7%, due 10/13/05                                                                85,000                 84,895
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 3.6%, due 10/06/05@                                              87,000                 86,956
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.64%, due 10/28/05                                                 85,000                 84,768
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 3.76%, due 10/24/05                                                      85,000                 84,796
---------------------------------------------------------------------------------------------------------------------------------
HSBC USA, Inc., 3.92%, due 12/27/05                                                                 87,000                 86,176
---------------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc., 3.74%, due 10/21/05                                                          86,000                 85,821
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 3.7%, due 10/12/05                                                            85,000                 84,904
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.77%, due 10/26/05                                                         86,000                 85,775
---------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 3.76%, due 11/07/05@                                                          85,000                 84,672
---------------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivable Co. LLC, 3.75%, due 10/24/05@                                                85,000                 84,796
---------------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 3.69%, due 10/11/05@                                                        48,000                 47,951
---------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., 3.56%, due 10/04/05                                                    43,000                 42,987
---------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC, 3.63%, due 10/12/05@                                                      85,000                 84,906
---------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                                $    1,797,226
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.0% <
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.76%, due 12/06/05                                                              $     100,000         $       99,311
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.61%, due 10/18/05                                                                    74,000                 73,874
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.65%, due 11/02/05                                                                    47,000                 46,847
---------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost and Value                                              $      220,032
---------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                     $    2,102,258
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 3.9%                                                                                      84,429
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $    2,186,687
---------------------------------------------------------------------------------------------------------------------------------

< The rate shown represents an annualized yield at time of purchase.
@ Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the
  Securities Act of 1933.

The cost of investments for federal income tax purposes is $2,102,258.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING
INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE
PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) MFS VALUE SERIES

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Value Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.7%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                               60,020         $    3,663,621
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                              58,830              3,197,411
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           44,220              2,292,365
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,153,397
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                          58,220         $      836,649
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 15.5%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                31,557         $    1,586,686
---------------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.(S)(S)*                                                                    6,311                225,934
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                              167,558              7,054,192
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                    130,950              5,960,844
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                          53,644              2,404,324
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                         14,740                832,220
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                             10,625                360,506
---------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                          36,300                894,432
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                  41,560              2,411,311
---------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                53,503              3,715,783
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                              10,952                930,825
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                   26,200              1,534,534
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,911,591
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                   64,789         $    2,138,685
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                     31,840                768,299
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,906,984
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                             9,740         $      817,770
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           45,552              5,538,212
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                      10,640              1,239,347
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                              50,731              1,621,870
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                           15,415                945,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,162,909
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                115,800         $    2,948,268
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                    37,550         $    1,564,709
---------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                       46,640              1,826,889
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                                  22,980                387,673
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                41,226              2,440,167
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                         14,364              1,503,822
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,723,260
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                       77,690         $      962,579
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                     40,960                928,154
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,890,733
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                         97,790         $    3,000,197
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                38,518         $    2,292,977
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                      37,970         $      393,369
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                         20,290         $    1,402,851
---------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                 6,380                458,084
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             16,180                450,613
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                 14,430                907,936
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,219,484
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                21,920         $      814,109
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                  22,580         $    1,549,891
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                 21,350              1,599,115
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,149,006
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 10.9%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                   5,300         $      728,750
---------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                         36,851              2,610,893
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                       26,050              1,686,217
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                      86,510              6,047,914
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   63,778              4,052,454
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                     33,161              4,503,927
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,630,155
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                          60,314         $    1,487,343
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                       10,400                449,176
---------------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                                      37,320              1,363,673
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                         59,600              2,749,348
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                           3,614              1,058,301
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       20,318              1,152,234
---------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                      48,750                923,813
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,183,888
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                        9,770         $      276,198
---------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                             60,189              1,793,632
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,069,830
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                         18,090         $      819,477
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                      71,125              3,932,501
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                         11,105                994,453
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                             22,793              1,758,936
---------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                              10,900                567,018
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                      102,723              5,118,687
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,191,072
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                        34,930         $      686,375
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                         51,739         $    3,166,427
---------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                          6,650                229,302
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                           18,160              1,495,113
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                          13,260                658,915
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,549,757
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                          14,520         $      578,912
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                40,800         $      731,544
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         16,887         $    1,156,084
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                 44,440         $    1,884,256
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                      4,750                254,220
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   59,940              3,793,003
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   84,430              2,297,340
---------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                        14,619                365,036
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                               49,580              2,294,067
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,887,922
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                  132,168         $    1,222,321
---------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                         25,710                871,312
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,093,633
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                  33,380         $    1,996,124
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                               9,700                393,432
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,389,556
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                    11,800         $      395,182
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                      35,566         $    1,961,109
---------------------------------------------------------------------------------------------------------------------------------
Air Liquide S.A                                                                                      2,450                450,645
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       11,866                568,737
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,980,491
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                          102,780         $    1,791,455
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   19,490              1,255,156
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                      59,930              1,227,366
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,273,977
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                 978,910         $    2,545,941
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                176,700         $    4,201,926
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                        84,750              2,770,478
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,972,404
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                  84,121         $    6,200,559
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                            7,990         $      419,475
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                            55,670         $    4,795,414
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                       10,250                761,780
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                        12,170                650,365
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                      7,820                372,232
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                           32,100              1,037,793
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                               13,450                865,642
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                            9,250              1,044,139
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,527,365
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  177,867,055
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.88%, due 10/03/05<                                                 $   3,893,000         $    3,892,161
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~                                                                                                 $  181,759,216
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.8)%                                                                                (1,485,468)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  180,273,748
---------------------------------------------------------------------------------------------------------------------------------

(S)(S) When - issued security. Security represents the series' entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     ~ As of September 30, 2005, the series had one security representing $1,586,686 and 0.9% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
     * Non-income producing security.
     < The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:
ADR = American Depository Receipts

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS VALUE SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                  $165,284,008
                                                                ============
Gross unrealized appreciation                                   $ 21,699,771
Gross unrealized depreciation                                     (5,224,563)
                                                                ------------
Net unrealized appreciation (depreciation)                      $ 16,475,208
                                                                ============


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) Research International Series

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Variable Insurance Trust - MFS Research International Series
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                            5,290         $       27,236
---------------------------------------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste S.A. de C.V., ADR                                                      290                 11,571
---------------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                          11,500                 10,437
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       49,244
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                           4,200         $       60,356
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                                   3,740         $       28,488
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                                   310                 25,566
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       54,054
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                         330         $       27,096
---------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A                                                                                540                 36,679
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                   1,800                 82,394
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      146,169
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 22.8%
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                            750         $       62,786
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                         4,054                 26,966
---------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                           2,090                 28,468
---------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A                                                                  4,440                 77,878
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas                                                                                          1,080                 82,122
---------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A                                                                                  1,830                 53,681
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                       1,150                 18,457
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                         940                 50,288
---------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V                                                                15,780                 27,326
---------------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                            1,490                 54,974
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                    4,370                 70,658
---------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                           800                 47,149
---------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                                                   6                 78,697
---------------------------------------------------------------------------------------------------------------------------------
ORIX Corp.                                                                                             200                 36,092
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                     690                 54,579
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                     3,070                 87,098
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                    8,000                 50,352
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                       1,080                 84,137
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                               1,085                 92,216
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                       990                 52,074
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A                                                                            8,920                 50,294
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,186,292
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                             1,020         $       73,144
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Impulsora del Desarrollo Economico de America Latina S.A. de C.V.*                                  15,850         $       10,523
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                                                1,790         $       22,300
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                            380                 39,783
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       62,083
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                                                 430         $       14,759
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
CapGemini S.A.*                                                                                        350         $       13,624
---------------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co. Ltd.*                                                                               290                 11,978
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       25,602
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                                                            4,890         $       18,570
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                                    1,130                 12,566
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A. - Ordinary                                                                          560                  8,765
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                               2,140                 15,898
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       55,799
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A                                                                                  300         $       12,008
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                                1,750                 53,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       65,298
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A                                                                               1,128         $       89,094
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                       1,000         $       18,002
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                       3,000                 46,822
---------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                        2,240                 59,541
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                           290                163,412
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      287,777
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                                        250         $       11,303
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                          72,000                 51,978
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       63,281
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                               6,940         $       82,416
---------------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR                                                                                            980                 56,664
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                          340                 24,307
---------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A                                                                                        2,990                 74,135
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                              590                161,082
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      398,604
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Carrefour S.A                                                                                          810         $       37,276
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                            9,330                 50,916
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       88,192
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                                                        50,000         $       41,253
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                             417                122,112
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      163,365
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                    10,040         $       55,676
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                            6,360         $       69,809
---------------------------------------------------------------------------------------------------------------------------------
AXA                                                                                                  2,630                 72,215
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      142,024
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                      300         $       34,965
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                             600         $       48,486
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                          520                 42,706
---------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                                   20,000                116,021
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                           1,670                 82,986
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      290,199
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                          240         $       28,075
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                   1,450         $       53,070
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                   1,360                 40,526
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                     1,890                 30,526
---------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR                                                               880                 20,434
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                      1,780                 78,071
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      222,627
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Gaz de France                                                                                          750         $       25,084
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                                  12,000                 48,697
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       73,781
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                                            3,930         $       65,862
---------------------------------------------------------------------------------------------------------------------------------
ZTE Corp.                                                                                            2,400                  7,812
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       73,674
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                       60         $        8,270
---------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A                                                                                           20                  9,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       18,020
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                                      830         $      115,305
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                                1,200                 45,106
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                      1,530                 71,086
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                       2,400                 45,739
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis                                                                                       1,120                 92,569
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      369,805
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                    3,270         $       30,242
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                       7,320                 61,728
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       91,970
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                                              770         $        6,372
---------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR##                                        40                  3,310
---------------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                                                            750                 37,923
---------------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                                    1,500                 36,180
---------------------------------------------------------------------------------------------------------------------------------
Macquarie Goodman Group                                                                              2,983                  9,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       93,435
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                                 4,000         $       41,937
---------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                         4,000                 52,148
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       94,085
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                            2,440         $       18,317
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                             1,770                 43,443
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       61,760
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                  41,500         $      107,933
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.*                                                                                      1,050         $       46,971
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V                                                                                        4,950                 44,394
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                   30,000                 43,422
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                       5,446                 89,173
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      223,960
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                                     3,130         $       37,321
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
TNT N.V                                                                                              1,020         $       25,346
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Endesa S.A                                                                                           1,400         $       37,482
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                             2,681                 77,516
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      114,998
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $    5,053,290
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.88%, due 10/03/05 <                                                $     178,000         $      177,962
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $    5,231,252
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.5)%                                                                                   (25,829)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $    5,205,423
---------------------------------------------------------------------------------------------------------------------------------

## SEC Rule 144A restriction.
 * Non-income producing security.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of September 30, 2005, the fund had one security representing $3,310 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
   ADR = American Depository Receipt
   GDR = Global Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2005, are as follows:

    COUNTRY WEIGHTINGS

------------------------------
Great Britain            18.7%
------------------------------
Japan                    17.9%
------------------------------
France                   15.2%
------------------------------
Switzerland               7.7%
------------------------------
South Korea               6.6%
------------------------------
Spain                     3.9%
------------------------------
Brazil                    3.8%
------------------------------
Mexico                    3.4%
------------------------------
Netherlands               2.5%
------------------------------
Other                    20.3%
------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH INTERNATIONAL SERIES

SUPPLEMENTAL  SCHEDULES (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $4,765,806
                                                                 ==========
Gross unrealized appreciation                                    $  499,732
Gross unrealized depreciation                                       (34,286)
                                                                 ----------
Net unrealized appreciation                                      $  465,446
                                                                 ==========


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.